As filed with the Securities and Exchange Commission on April 20, 2007

                                             1933 Act Registration No.333-79415
                                             1940 Act Registration No.811-09357

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
                  Pre-Effective Amendment No.                               [ ]
                  Post-Effective Amendment No.   15                         [X]

                                                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                                            [ ]
                  Amendment No.    15                                       [X]

                            JNLNY VARIABLE FUND I LLC
               (Exact Name of Registrant as Specified in Charter)

                   225 WEST WACKER DRIVE, SUITE 1200, CHICAGO,
                 ILLINOIS 60606 (Address of Principal Executive
                               Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 338-5801 with a copy to:

Susan S. Rhee, Esq.                          Jorden Burt LLP
Vice President, Counsel & Secretary          1025 Thomas Jefferson Street, N.W.
JNLNY Variable Fund I LLC                    Suite 400 East
1 Corporate Way                              Washington, D.C. 20007
Lansing, Michigan  48951                     Attn:  Gary O. Cohen

                                        (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

____         immediately upon filing pursuant to paragraph (b)

 X           on April 30, 2007 pursuant to paragraph (b)

____         60 days after filing pursuant to paragraph (a)(1)

____         on (date) pursuant to paragraph (a)(1)

____         75 days after filing pursuant to paragraph (a)(2)

____         on April 30, 2007 pursuant to paragraph (a)(2) of Rule 485.

____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part C.

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to the Registration Statement.

                                   PROSPECTUS

                                 April 30, 2007

                           JNLNYSM VARIABLE FUND I LLC
                 225 West Wacker Drive o Chicago, Illinois 60606


This Prospectus provides you with the basic information you should know before investing in the JNLNY Variable Fund I LLC ("JNLNY Variable Fund"). The JNLNY Variable Fund offers interests in separate Funds, which are comprised of JNL/Mellon Capital Management Funds.


The interests of JNLNY Variable Fund are sold to life insurance company separate accounts to fund the benefits of variable annuity contracts. JNLNY Variable Fund currently offers interests in the following separate Funds, each with its own investment objective.

         JNL/Mellon Capital Management Nasdaq(R) 15 Fund
         JNL/Mellon Capital Management Value Line(R) 25 Fund
         JNL/Mellon Capital Management DowSM Dividend Fund
         JNL/Mellon Capital Management S&P(R)24 Fund

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED JNLNY VARIABLE FUND'S SECURITIES, OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.


"JNL(R)," "Jackson National(R)," "Jackson National Life(R)," "JacksonSM," and "Jackson NYSM" are trademarks or service marks of Jackson National Life Insurance Company.

For more detailed information about JNLNY Variable Fund and the separate Funds, see JNLNY Variable Fund's Statement of Additional Information ("SAI"), which is incorporated by reference into (which means it legally is a part of) this prospectus.


                                TABLE OF CONTENTS

About the Funds of the JNLNY Variable Fund I LLC................................................................. 1

         JNL/Mellon Capital Management Nasdaq(R) 15 Fund........................................................ 19

         JNL/Mellon Capital Management Value Line(R) 25 Fund.................................................... 22

         JNL/Mellon Capital Management DowSM Dividend Fund...................................................... 22

         JNL/Mellon Capital Management S&P(R) 24 Fund........................................................... 22

         More About the Funds................................................................................... 25

Management of the JNLNY Variable Fund........................................................................... 27

         Investment Adviser..................................................................................... 27

         Investment Sub-Adviser................................................................................. 27

Administrative Fee.............................................................................................. 28

Classes of Shares............................................................................................... 29

Rule 12b-1 Plan................................................................................................. 29

Investment in Fund Interests.................................................................................... 29

Market Timing Policy............................................................................................ 30

Disclosure of Portfolio Securities.............................................................................. 30

Redemption of Fund Interests.................................................................................... 31

Tax Status...................................................................................................... 32

         General................................................................................................ 32

         Contract Owners........................................................................................ 32

         Internal Revenue Services Diversification Requirements................................................. 32

Hypothetical Performance Data for the JNL/Mellon Capital Management Strategies.................................. 33

Financial Highlights............................................................................................ 35


Appendix A..................................................................................................... A-1


                      (This page intentionally left blank.)

                ABOUT THE FUNDS OF THE JNLNY VARIABLE FUND I LLC

JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND


INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management Nasdaq(R) 15 Fund ("Nasdaq 15 Fund") is total return.

PRINCIPAL INVESTMENT STRATEGIES. The Nasdaq 15 Fund seeks to achieve its objective by investing in the common stocks of companies that are expected to have a potential for capital appreciation. The Nasdaq 15 Strategy selects a portfolio of common stocks of 15 companies selected from stocks included in the Nasdaq-100 Index(R). The 15 companies are selected only once annually on or about the "Stock Selection Date." The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each the Stock Selection Date when cash flow activity occurs and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.


Companies, which as of the selection date, Nasdaq has announced will be removed from the Nasdaq-100 Index(R) will be removed from the universe of securities from which the Nasdaq 15 Fund stocks are selected.


The 15 common stocks held by the Fund are selected on each Stock Selection Date through the following multi-step process from the stocks listed on the Nasdaq-100 Index. First, the securities are ranked by the following criteria:
(1) price appreciation over the prior 12 month period; (2) prior six-month price appreciation (this allows the Fund to select stocks which have shown consistent growth over the past year); (3) return on assets ratio; and (4) ratio of cash flow per share to stock price (this is a common indication of value). Second, the rankings of the securities under each criterion are added up. The 15 stocks with the lowest sums are selected for the Fund. These securities will be weighted by market capitalization subject to the restriction that no stock will comprise less than 1% or more than 25% of the portfolio on or about the Stock Selection Date. The securities will be adjusted on a proportional basis to accommodate this constraint.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 15 selected companies in approximately the same proportion that such stocks are then held in the Nasdaq 15 Fund.

Certain provisions of the Investment Company Act of 1940, ("1940 Act"), as amended, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Company"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.


PRINCIPAL RISKS OF INVESTING IN THE NASDAQ 15 FUND. An investment in the Nasdaq 15 Fund is not guaranteed. As with any mutual fund, the value of the Nasdaq 15 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:


          o MARKET RISK. Because the Nasdaq 15 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Nasdaq 15 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the Nasdaq15 Fund invests, and may not favor equity securities at all.


          o NON-DIVERSIFICATION. The Nasdaq 15 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may allocate more of its assets to a single issuer that would be permissible if it were "diversified." If these issues were to decline in value, you may lose a substantial portion of your investment. In addition, because of the Fund's investment strategies, it holds securities of a smaller number of issuers than many "diversified" funds. With a smaller number of different issuers, the Nasdaq 15 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in The Nasdaq 15 Fund's total return and share price.

          o LIMITED MANAGEMENT. The Nasdaq 15 Fund's strategy of investing in 15 companies according to criteria determined on a Stock Selection Date prevents the Nasdaq 15 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 15 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Nasdaq 15 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Nasdaq 15 Fund from taking advantage of opportunities available to other funds.

          o CONCENTRATION RISK. As a result of this policy, securities held by the Fund may be issued by companies concentrated in a particular industry, including technology.

          o INVESTMENT STRATEGY RISK. The principal investment strategy of the Nasdaq 15 Fund involves selecting common stocks of issuers that have experienced certain rates of growth in sales and which stocks have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.


          o VALUE INVESTING RISK. The Fund is subject to value investing risk. The criteria used to assess an issuer's value may not be correct. Furthermore, a particular risk of value investing is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, the Fund's relative performance may suffer.

          o ACCOUNTING RISK. The investment selection criteria used by the Fund are based, in part, on information drawn from the financial statements of issuers in which the Fund invests. The financial information contained in such financial statements may not be accurate and may reflect accounting approaches that are inconsistent with approaches used by others. As a result, there can be no assurance that the fund will be able to accurately identify investment opportunities in line with its principal investment strategies.

          o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with the name of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to use the licensed name as a part of the name of the Fund. Accordingly, in the event a license is terminated the name of the Fund and its strategy may have to change.

          o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

          o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31


                                [OBJECT OMITTED]

-0.92%      4.55%
------     ------
2005        2006

During the period covered, the Fund's highest quarterly return was 8.73% (3rd quarter of 2006) and its lowest quarterly return was -8.46% (1st quarter of
2005).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006


--------------------------------------------------------------------------------------------------------------------
                                                                                 1 year            Life of Fund*
--------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Nasdaq(R) 15 Fund (Class A)                         4.55%                5.45%
Nasdaq 100 Index                                                                  7.30%                9.11%
-------------------------------------------------------------------------- --------------------- ------------------


The Nasdaq-100 Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization.
*The Fund began operations on October 4, 2004.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------- -------------------------
                                                                                                 CLASS A
---------------------------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------------------------- -------------------------
Management/Administrative Fee                                                                     0.52%
---------------------------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------------------------- -------------------------
12b-1 Fee                                                                                         0.20%
---------------------------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------------------------- -------------------------
Other Expenses                                                                                    0.05%
---------------------------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------------------------- -------------------------
Total Annual Fund Operating Expenses                                                              0.77%
---------------------------------------------------------------------------------------- -------------------------



EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------------------------- ---------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
1 Year                                                                                              $79
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
3 Years                                                                                            $246
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
5 Years                                                                                            $428
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
10 Years                                                                                           $954
-------------------------------------------------------------------------------------- ---------------------------



ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the Nasdaq 15 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Nasdaq 15 Fund may also invest to some degree in money market instruments.


The performance of the Nasdaq 15 Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.


The SAI and the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds" in this prospectus have more information about the Nasdaq 15 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 25 FUND


INVESTMENT  OBJECTIVE.  The  investment  objective  of  the  JNL/Mellon  Capital
Management Value Line(R) 25 Fund ("Value Line 25 Fund") is to provide capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The Value Line 25 Fund seeks to achieve its objective by investing in 25 of the 100 common stocks that Value Line(R) gives a #1 ranking for TimelinessTM. The 25 stocks are selected each year by Mellon Capital Management based on certain positive financial attributes. Value Line(R) ranks 1,700 stocks, representing approximately 94% of the trading volume on all U.S. stock exchanges. Of these 1,700 stocks, only 100 are given Value Line's #1 ranking for TimelinessTM, which reflects Value Line's view of their probable price performance during the next six months relative to the other stocks ranked by Value Line(R). Value Line(R) bases its rankings on a long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise. The 25 stocks are chosen only once annually from the 100 stocks with the #1 ranking on each "Stock Selection Date." The Stock Selection Date will be on or about January 1. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date when cash flow activity occurs and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Companies which as of the Stock Selection Date, Value Line has announced will be removed from Value Line's #1 ranking for TimelinessTM will be removed from the universe of securities from which the Value Line 25 Fund stocks are selected.


The 25 stocks are chosen on each Stock Selection Date as follows:


          o Starting with the 100 stocks that Value Line(R) gives its #1 ranking for TimelinessTM, the stocks of companies considered to be securities related issuers, the stocks of companies whose shares are not listed on a U.S. securities exchange and the stocks having market capitalizations less than $1 billion are removed from consideration;

          o Next the remaining stocks are screened for: (1) consistent growth based on 12-month and 6-month price appreciation (best [1] to worst [100]); (2) profitability based on their return on assets; and (3) value based on their price to cash flow;

          o The numerical ranks achieved by each company in the above step are added; and

          o The 25 stocks with the lowest sums are selected for the Value Line 25 Fund.


These securities will be weighted by market capitalization subject to the restriction that no stock will comprise less than 1% or more than 25% of the portfolio on or about the Stock Selection Date. The securities will be adjusted on a proportional basis to accommodate this constraint.


Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 25 selected companies in approximately the same proportion that such stocks are then held in the Value Line 25 Fund.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Company"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.


PRINCIPAL RISKS OF INVESTING IN THE VALUE LINE 25 FUND. An investment in the Value Line 25 Fund is not guaranteed. As with any mutual fund, the value of the Value Line 25 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:


          o MARKET RISK. Because the Value Line 25 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Value Line 25 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the Value Line 25 Fund invests, and may not favor equity securities at all.

          o COMPANY RISK. Because the Value Line 25 Fund invests in U.S. traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

          o NON-DIVERSIFICATION. The Value Line 25 Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were diversified. If these issues were to decline in value, you may lose a substantial portion of your investment. In addition, because of the Fund's investment strategy, it holds securities of a smaller number of issuers than many "diversified" funds. With a smaller number of different issuers, the Value Line 25 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in Value Line 25 Fund's total return and share price.


          o LIMITED MANAGEMENT. The Value Line 25 Fund's strategy of investing in 25 companies according to criteria determined on a Stock Selection Date prevents Value Line 25 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 25 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Value Line 25 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Value Line 25 Fund from taking advantage of opportunities available to other funds.

          o CONCENTRATION RISK. As a result of this policy, securities held by the Fund may be issued by companies concentrated in a particular industry, including technology.

          o INVESTMENT STRATEGY RISK. Value Line's Timeliness rankings reflect Value Line's views as to the prospective price performance of the #1 ranked stocks relative to other stocks ranked by Value Line. There is no assurance that the #1 ranked stocks will actually perform better than other stocks and, as a result, the Fund may underperform other similar investments.


          o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with the name and investment strategies of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to use the licensed name as a part of the name of the Fund or to receive data from the third party as it relates to the licensed investment strategy. Accordingly, in the event a license is terminated the name of the Fund would have to change and the Fund may have to change the investment strategy.

          o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

          o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

                                [OBJECT OMITTED]


39.00%      -1.51%
------     ------
2005        2006


During the period covered, the Fund's highest quarterly return was 15.46% (3rd quarter of 2005) and its lowest quarterly return was 6.44% (2nd quarter of
2006).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006


-------------------------------------------------------------------------- -------------------- -------------------
                                                                                 1 year           Life of Fund*
-------------------------------------------------------------------------- -------------------- -------------------
JNL/Mellon Capital Management Value Line(R) 25 Fund (Class A)                    -1.51%               21.90%
S&P 500 Index                                                                    15.79%               12.51%
-------------------------------------------------------------------------- -------------------- -------------------


The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is described to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. *The Fund began operations on October 4, 2004.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------- ------------------------------
                                                                                               CLASS A
----------------------------------------------------------------------------------- ------------------------------
----------------------------------------------------------------------------------- ------------------------------
Management/Administrative Fee                                                                   0.52%
----------------------------------------------------------------------------------- ------------------------------
----------------------------------------------------------------------------------- ------------------------------
12b-1 Fee                                                                                       0.20%
----------------------------------------------------------------------------------- ------------------------------
----------------------------------------------------------------------------------- ------------------------------
Other Expenses                                                                                  0.15%
----------------------------------------------------------------------------------- ------------------------------
----------------------------------------------------------------------------------- ------------------------------
Total Annual Fund Operating Expenses                                                            0.87%
----------------------------------------------------------------------------------- ------------------------------


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------------- -----------------------------
EXPENSE EXAMPLE                                                                               CLASS A
----------------------------------------------------------------------------------- -----------------------------
----------------------------------------------------------------------------------- -----------------------------
1 Year                                                                                            $89
----------------------------------------------------------------------------------- -----------------------------
----------------------------------------------------------------------------------- -----------------------------
3 Years                                                                                          $278
----------------------------------------------------------------------------------- -----------------------------
----------------------------------------------------------------------------------- -----------------------------
5 Years                                                                                          $482
----------------------------------------------------------------------------------- -----------------------------
----------------------------------------------------------------------------------- -----------------------------
10 Years                                                                                       $1,073
----------------------------------------------------------------------------------- -----------------------------


ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the Value Line 25 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Value Line 25 Fund may also invest to some degree in money market instruments.


The performance of the Value Line 25 Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.


The SAI and the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds" in this prospectus have more information about the Value Line 25 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND


INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management DowSM Dividend Fund ("Dow Dividend Fund") is to provide the potential for an above-average total return.

PRINCIPAL INVESTMENT STRATEGIES. The Dow Dividend Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the 20 companies included in the Dow Jones Select Dividend IndexSM which have the best overall ranking on both the change in return on assets of the last fiscal year compared to the prior year and price-to-book. The 20 companies are selected on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date and when cash flow activity occurs in the Fund. The Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company and for dividend reinvestment.


The Dow Dividend Fund invests in the common stock of 20 companies included in the Dow Jones Select Dividend Index SM. The 20 common stocks are chosen on or about each Stock Selection Date as follows:


          o Starting with the 100 stocks contained in the Dow Jones Select Dividend IndexSM, the Sub-Adviser selects only those stocks having at least $11 million of average daily trading volume (this dollar threshold will be adjusted by 10% annually).


          o Next, the Sub-Adviser ranks the remaining stocks by the following two factors:

               o Greatest change in return on assets of the last fiscal year compared to the prior year. An increase in return on assets generally indicates improving business fundamentals.
               o Price-to-book. A lower, but positive, price-to-book ratio is generally used as an indication of value.

          o The Sub-Adviser then selects an approximately equal-weighted portfolio of the 20 stocks with the best overall ranking on the above two factors for the Dow Dividend Fund.


Companies, which, as of the Stock Selection Date, Dow Jones has announced will be removed from the Dow Jones Select Dividend IndexSM will be removed from the universe of securities from which the Dow Dividend Fund stocks are selected.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 20 selected companies in approximately the same proportion that such stocks are then held in the Dow Dividend Fund.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Company"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.


PRINCIPAL RISKS OF INVESTING IN THE DOW DIVIDEND FUND. An investment in the Dow Dividend Fund is not guaranteed. As with any mutual fund, the value of the Dow Dividend Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:


          o MARKET RISK. Because the Dow Dividend Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Dow Dividend Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the Dow Dividend Fund invests, and may not favor equity securities at all.

          o COMPANY RISK. Because the Dow Dividend Fund invests in U.S. traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.

          o NON-DIVERSIFICATION. The Dow Dividend Fund is "non-diversified" as such term is defined in the 1940 Act, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Dow Dividend Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Dow Dividend Fund's total return and share price.

          o ACCOUNTING RISK. The investment selection criteria used by the Fund are based, in part, on information drawn from the financial statements of issuers in which the Fund invests. The financial information contained in such financial statements may not be accurate and may reflect accounting approaches that are inconsistent with approaches used by others. As a result, there can be no assurance that the fund will be able to accurately identify investment opportunities in line with its principal investment strategies.


          o LIMITED MANAGEMENT. The Dow Dividend Fund's strategy of investing in 20 companies according to criteria determined on the Stock Selection Date prevents the Dow Dividend Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 20 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Dow Dividend Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Dow Dividend Fund from taking advantage of opportunities available to other funds.

          o INVESTMENT STRATEGY RISK. The principal investment strategy of the Dow Dividend Fund involves selecting common stocks of issuers that have experienced certain rates of growth in assets and a lower, but positive price-to-book ratio. There can be no assurance that the issuers whose stocks are selected will continue to experience a growth in assets.

          o INDUSTRY CONCENTRATION RISK. Because the Dow Dividend Fund may be concentrated in a certain industry, the Fund's performance is closely tied to, and affected by, the specific industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Dow Dividend Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Dow Dividend Fund invests, than a mixture of stocks of companies from a wide variety of industries.

          o UTILITY INDUSTRY CONCENTRATION RISK. The Dow Dividend Fund may be concentrated in the utility industry. General problems of such issuers include risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental, nuclear safety and other regulations; regulatory restrictions on the ability to pass increasing wholesale costs along to the retail and business customer; energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the effects of local weather, maturing markets and difficulty in expanding to new markets due to regulatory and other factors;
               natural or man-made disasters; difficulty obtaining adequate returns on invested capital; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition. In addition, taxes, government regulation, international politics, price and supply fluctuations, and volatile interest rates and energy conservation may cause difficulties for utilities. All of such issuers have been experiencing certain of these problems in varying degrees.

               Utility  companies  are subject to  extensive  regulation  at the federal and state levels in the United States. The value of utility company securities may decline as a result of changes to governmental regulation controlling the utilities industry. Adverse regulatory changes could prevent or delay utilities from passing along cost increases to customers, which could hinder a utility's ability to meet its obligations to its suppliers. In 2001, two California public utilities were threatened with involuntary bankruptcy proceedings by their creditors, and one of these utilities filed a voluntary petition for relief under Chapter 11 of the U.S. Bankruptcy Code of 1978. Furthermore, regulatory authorities, which may be subject to political and other pressures, may not grant future rate increases, or may impose accounting or operational policies, any of which could affect a company's profitability and the value of its securities. In addition, federal, state and municipal governmental authorities may review existing, and impose additional, regulations governing the licensing, construction and operation of nuclear power plants.

          o FINANCIAL INDUSTRY CONCENTRATION RISK. The Dow Dividend Fund may be concentrated in the financial industry. The Fund's performance is closely tied to, and affected by, the financial industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Dow Dividend Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Dow Dividend Fund invests, than a mixture of stocks of companies from a wide variety of industries.


          o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with the name of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to use the licensed name as a part of the name of the Fund. Accordingly, in the event a license is terminated the name of the Fund and its strategy may have to change.

          o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

          o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.


PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.


Performance information has not been presented because the Fund has less than one calendar year of performance.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


-------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------- -------------------------
                                                                                                  CLASS A
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Management/Administrative Fee                                                                      0.52%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
12b-1 Fee                                                                                          0.20%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Other Expenses                                                                                     0.03%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Total Annual Fund Operating Expenses                                                               0.75%
----------------------------------------------------------------------------------------- -------------------------


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                    CLASS A
----------------------------------------------------------------------------------------- --------------------------
----------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                                 $77
----------------------------------------------------------------------------------------- --------------------------
----------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                               $240
----------------------------------------------------------------------------------------- --------------------------
----------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                               $417
----------------------------------------------------------------------------------------- --------------------------
----------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                              $930
----------------------------------------------------------------------------------------- --------------------------



ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the Dow Dividend Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Dow Dividend Fund may also invest to some degree in money market instruments.


The performance of the Dow Dividend Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.


The SAI and the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital
Management Funds" in this prospectus have more information about the Dow Dividend Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT S&P(R) 24 FUND


INVESTMENT  OBJECTIVE.  The  investment  objective  of  the  JNL/Mellon  Capital
Management S&P(R) 24 Fund ("S&P 24 Fund") is total return through capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The S&P 24 Fund seeks to achieve its objective by investing in the common stocks of companies that have the potential for capital appreciation. To select the stocks for the S&P 24 Fund, the Sub-Adviser selects a portfolio of common stocks of the 24 companies selected from a subset of stocks included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index(R)"). The 24 companies are selected only once annually on each "Stock Selection Date." The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date when cash flow activity occurs and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.


Companies, which, as of the selection date, Standard & Poor's has announced will be removed from the S&P 500 INDEX(R) will be removed from the universe of securities from which the S&P 24 Fund stocks are selected.

The 24 companies are selected only once annually each Stock Selection Date using the following steps:

          o All of the economic sectors in the S&P 500 Index(R) are ranked by market capitalization and the eight largest sectors are selected;

          o The stocks in each of those eight sectors are then ranked among their peers based on three distinct factors:

               o Factor 1: Trailing four quarters' return on assets, which is net income divided by average assets. Those stocks with high return on assets achieve better rankings.
               o Factor 2: Buyback yield, which measures the percentage decrease in common stock outstanding versus one year earlier. Those stocks with greater percentage decreases receive better rankings.
               o Factor 3: Bullish interest indicator, which compares the number of shares traded in months in which the stock price rose to the number of shares traded in months which the stock price declined. Those stocks with a high bullish interest indicator achieve better rankings.

          o The three stocks from each of the eight sectors with the highest combined ranking on these three factors are selected for S&P 24 Fund. In the event of a tie within a sector, the stock with the higher market capitalization is selected.

Each stock receives a weighting equivalent to its relative market value among the three stocks from the individual sector. The combined weight of the three stocks for a sector is equal to the sector's equivalent weighting among the eight sectors being selected from.


Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser makes new purchases and sales of common stocks of the 24 selected companies in approximately the same proportion that such stocks are then held in the S&P 24 Fund.

Certain provisions of the 1940 Act, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Company"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.


PRINCIPAL RISKS OF INVESTING IN THE S&P 24 FUND. An investment in the S&P 24 Fund is not guaranteed. As with any mutual fund, the value of the S&P 24 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:


          o MARKET RISK. Because the S&P 24 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities in response to factors affecting the market in general. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the S&P 24 Fund invests may still trail returns from the overall stock market. Furthermore, the market may not favor a particular kind of security, such as dividend-paying securities in which the S&P 24 Fund invests, and may not favor equity securities at all.

          o COMPANY RISK. Because the S&P 24 Fund invests in U.S. traded equity securities, it is subject to company risk. Stock prices typically fluctuate more than the values of other types of securities in response to changes in a particular company's financial conditions. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock price.


          o INVESTMENT STRATEGY RISK. The principal investment strategy of the S&P 24 Fund involves investing in the common stocks of companies that have the potential for capital appreciation. This strategy involves selecting common stocks of issuers that have experienced certain rates of growth in income, certain levels of stock buyback, and that have experienced recent price appreciation coupled with certain share trading volume patterns. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in these areas or continue to have stocks buybacks and targeted trading volumes.
               There can be no assurance that the prices of the selected issuers' stocks will not decline. Stocks held by the Fund will generally not be bought or sold in response to market fluctuations. The stocks may be issued by companies concentrated in particular industries.


          o ACCOUNTING RISK. The investment selection criteria used by the Fund are based, in part, on information drawn from the financial statements of issuers in which the Fund invests. The financial information contained in such financial statements may not be accurate and may reflect accounting approaches that are inconsistent with approaches used by others. As a result, there can be no assurance that the fund will be able to accurately identify investment opportunities in line with its principal investment strategies.


          o LIMITED MANAGEMENT. The S&P 24 Fund's strategy of investing in companies according to criteria determined on each Stock Selection Date prevents S&P 24 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 24 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the S&P 24 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the S&P 24 Fund from taking advantage of opportunities available to other funds.


          o NON-DIVERSIFICATION. The S&P 24 Fund is "non-diversified" as such term is defined in the 19H40 Act, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified." With smaller number of different issuers, the S&P 24 is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the S&P 24 Fund's total return and share price.


          o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with the name of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to use the licensed name as a part of the name of the Fund. Accordingly, in the event a license is terminated the name of the Fund would have to change.


          o TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

          o LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.


PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.


Performance information has not been presented because the Fund has less than one calendar year of performance.


EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------- --------------------------
                                                                                                 CLASS A
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
Management/Administrative Fee                                                                      0.52%
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
12b-1 Fee                                                                                          0.20%
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
Other Expenses                                                                                     0.03%
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
Total Annual Fund Operating Expenses                                                               0.75%
--------------------------------------------------------------------------------------- --------------------------


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


---------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                   CLASS A
---------------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                                $77
---------------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                              $240
---------------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                              $417
---------------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                             $930
---------------------------------------------------------------------------------------- --------------------------



ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the S&P 24 Fund will maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The S&P(R) 24 Fund may also invest to some degree in money market instruments.


The performance of the S&P 24 Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.


The SAI and the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the JNL/Mellon Capital Management Funds" in this prospectus have more information about the S&P 24 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

MORE ABOUT THE FUNDS

INVESTMENT OBJECTIVES. The investment objectives and policies of each of the Funds are not fundamental and may be changed by the Board of Managers of the JNLNY Variable Fund, without interest holder approval.

PERFORMANCE. The performance information presented above for each of the Funds does not reflect the fees and charges imposed under the insurance contract for which the Funds serve as an investment option for the separate accounts of the issuing insurance company. For more information about the charges and performance see the prospectus for the insurance contract.


ADDITIONAL  INFORMATION  ABOUT  THE  PRINCIPAL  INVESTMENT   STRATEGIES,   OTHER
INVESTMENTS AND RISKS OF THE JNL/MELLON CAPITAL MANAGEMENT FUNDS.

THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND AND THE JNL/MELLON CAPITAL MANAGEMENT S&P(R)24 FUND ("JNL/MCM FUNDS"). It is generally not possible for the Sub-Adviser to purchase round lots (usuallY 100 shares) of stocks in amounts that will precisely duplicate the prescribed mix of securities. Also, it usually will be impossible for the JNL/MCM Funds to be 100% invested in the prescribed mix of securities at any time. To the extent that the JNL/MCM Funds are not fully invested, the interests of the interest holders may be diluted and total return may not directly track the investment results of the prescribed mix of securities. To minimize this effect, the Sub-Adviser generally attempts to maintain, to the extent practicable, a small cash position of up to 5% of net assets at all times. Normally, the only cash items held by the JNL/MCM Funds will be amounts expected to be deducted as expenses, amounts reserved for withdrawals and amounts too small to purchase additional round lots of the securities selected for the Funds' portfolios.

The Sub-Adviser attempts to replicate the percentage relationship of the stocks selected at the current percentage relationship (determined based on market value) when purchasing or selling stocks for the JNL/MCM Funds in response to cash inflows or outflows between Stock Selection Dates. This method of allocating purchases and sales of stocks based on the current percentage relationship of the stocks in the benchmark seeks to minimize the effect of such subsequent purchases and sales, and their timing, on the investment performance of the Fund. The percentage relationship among the stocks in the JNL/MCM Funds should therefore remain relatively stable between Stock Selection Dates. However, given the fact that the market price of each of the selected stocks will vary throughout the year, the value of the stock of each of the companies owned by the Fund, as compared to the total assets of the JNL/MCM Funds, will fluctuate during the year, above and below the proportions established on the previous Stock Selection Date.

PORTFOLIO TURNOVER. Portfolio turnover rates also may be increased by purchases or redemptions of a Fund's shares, because of the need to invest new cash resulting from purchases of shares or the need to sell portfolio securities owned in order to meet redemption requests. Increased portfolio turnover necessarily results in correspondingly higher costs, which can include brokerage commissions, and other transaction costs on the sale of securities and reinvestment in other securities.


Section 817(h) of the Internal Revenue Code of 1986, as amended ("Code"), provides that, in order for a variable annuity contract that allocates funds to a Fund to qualify as an annuity contract, the Fund must be adequately diversified in accord with regulations issued under the Code. To be adequately diversified under current regulations, a Fund must have (a) no more than 55% of the value of its total assets represented by any one investment; (b) no more than 70% of the value of its total assets represented by any two investments;
(c) no more than 80% of its total assets represented by any three investments; and (d) no more than 90% of the value of its total assets represented by any four investments. The Sub-Adviser may depart from a JNL/MCM Funds' investment strategy to the extent necessary to maintain compliance with these requirements.


CORPORATE REORGANIZATIONS AFFECTING SECURITIES HELD BY ALL THE FUNDS. If a portfolio company has a spin off, the Fund will retain the shares of the spin off until the next Stock Selection Date. If a portfolio company is merged into another company and is not the surviving company, the Fund will liquidate any shares it receives in the merger promptly and reinvest the proceeds and any cash distribution in the remaining portfolio companies in accordance with their respective investment percentages. If two portfolio companies in the same benchmark merged, the Fund will keep the resulting company in the portfolio in accordance with the combined weighting of the 2 companies prior to the merger.


DESCRIPTION OF INDICES. The portfolios of certain of the Funds consist of the common stocks of companies included in various indices. Except as previously described, the publishers of the indices have not granted the JNLNY Variable Fund or the investment adviser a license to use their respective indices. Except as previously described, none of the Funds are designed or intended to result in investment returns that parallel or correlate with the movements in any particular index or a combination of indices and it is expected that their investment returns will not parallel or correlate with such movements. The publishers of the indices have not participated in any way in the creation of any of the Funds of the JNLNY Variable Fund or in the selection of stocks that are purchased or sold for in the Funds. A description of certain of the indices is provided below:

THE S&P 500 INDEX. Widely regarded as the standard for measuring large-capitalization U.S. stock market performance, the S&P 500 Index includes a representative sample of leading U.S. companies in leading industries. The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index with each stock's weight in the Index proportionate to its market value.

THE NASDAQ-100 INDEX. The Nasdaq-100 Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain financial companies including investment companies.

DOW JONES SELECT DIVIDEND INDEXSM. The Dow Jones Select Dividend IndexSM consists of 100 dividend-paying stocks, weighted by their indicated annualized yield. Eligible stocks are selected from a universe of all dividend-paying companies in the Dow Jones U.S. Total Market IndexSM that have a non-negative historical five-year dividend-per-share growth rate, a five-year average dividend to earnings-per-share ratio of less than or equal to 60% and a three-month average daily trading volume of 200,000 shares.


VALUE LINE INDEX(R). The Value Line Index(R) is an equal-weighted stock index containing 1,700 companies from the New York Stock Exchange, American Stock Exchange, Nasdaq and over-the-counter market. Of these 1,700 stocks, only 100 are given their #1 ranking for TimelinessTM, which measures Value Line's view of their probable price performance during the next six to 12 months relative to others. Value Line(R) bases their rankings on various factors, including long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise.


LEGISLATION. At any time after the date of the Prospectus, legislation may be enacted that could negatively affect the common stock in the Funds or the issuers of such common stock. Further, changing approaches to regulation may have a negative impact on certain companies represented in the Funds. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Funds or will not impair the ability of the issuers of the common stock held in the Funds to achieve their business goals.

                      MANAGEMENT OF THE JNLNY VARIABLE FUND

Under Delaware law and the JNLNY Variable Fund's Certificate of Formation and Operating Agreement, the management of the business and affairs of the JNLNY Variable Fund is the responsibility of the Board of Managers of the JNLNY Variable Fund.

INVESTMENT ADVISER


Jackson National Asset Management, LLCSM ("JNAM" or the "Adviser"), 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the JNLNY Variable Fund and provides the JNLNY Variable Fund with professional investment supervision and management. The Adviser is a wholly owned subsidiary of Jackson, which is in turn wholly owned by Prudential plc, a publicly traded life insurance company in the United Kingdom. Prudential plc is not affiliated with Prudential Financial Inc.


The Adviser has selected Mellon Capital Management Corporation ("Mellon Capital") as Sub-Adviser to manage the investment and reinvestment of the assets of the Funds. The Adviser monitors the compliance of the Sub-Adviser with the investment objectives and related policies of each Fund and reviews the performance of the Sub-Adviser and reports periodically on such performance to the Board of Managers of the JNLNY Variable Fund.

As compensation for its services, the Adviser receives a fee from the JNLNY Variable Fund computed separately for each Fund. The fee for each Fund is stated as an annual percentage of the net assets of the Fund. The fee, which is accrued daily and payable monthly, is calculated on the basis of the average net assets of each Fund. Once the average net assets of a Fund exceed specified amounts, the fee is reduced with respect to such excess.

The JNL/Mellon Capital Management Funds are obligated to pay the Adviser the following fees:

ASSETS                                             ANNUAL RATE
-------------------                                -----------
$0 to $50 million                                       0.37%
$50 to $100 million                                     0.31%
Over $100 million                                       0.28%
Over $750 million                                       0.27%


A discussion regarding the Board of Managers' basis for approving the advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2006.


INVESTMENT SUB-ADVISER


Mellon Capital, a Delaware corporation and an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended, is the Sub-Adviser for each Fund. Mellon Capital's address is 595 Market Street, Suite 300, San Francisco, California 94105. Mellon Capital is a wholly owned indirect subsidiary of Mellon Financial Corporation, a publicly traded financial holding company. Effective third quarter 2007, the parent company of Mellon Capital Management Corporation will be The Bank of New York Mellon Corporation as a result of a merger between Mellon Financial Corporation and The Bank of New York Company, Inc.


Under the terms of the Sub-Advisory Agreement between Mellon Capital and the Adviser, Mellon Capital manages the investment and reinvestment of the assets of each Fund, subject to the oversight and supervision of the Adviser and the Board of Managers of the JNLNY Variable Fund. Mellon Capital formulates a continuous investment program for each Fund consistent with its investment objectives and policies outlined in this Prospectus. Mellon Capital implements such programs by purchases and sales of securities and regularly reports to the Adviser and the Board of Managers of the JNLNY Variable Fund with respect to the implementation of such programs.

Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives. The individual members of the team who are primarily responsible for the day-to-day management of the Fund's portfolio are:


Susan Ellison, CFA, has been a Managing Director, Equity Portfolio Management at Mellon Capital since 2000. Ms. Ellison joined Mellon Capital in 1988 as an assistant portfolio manager, and throughout the years has held various positions in the Equity Portfolio Management group. Since 1991 Ms. Ellison has been acting as head of Equity Portfolio Management and is responsible for the management of all U.S. and international equity portfolios. Ms. Ellison is a graduate of San Francisco State University with a Bachelor of Science degree. Ms. Ellison has 19 years of investment experience. She is a member of CFA Institute, formerly the Association for Investment Management and Research ("AIMR"), and the CFA Society of San Francisco.

Richard A. Brown,  CFA,  has been a Director,  Equity  Portfolio  Management  at
Mellon Capital since 2002. MR. BROWN JOINED MELLON CAPITAL IN 1995 AS SENIOR ASSOCIATE PORTFOLIO MANAGER, WAS PROMOTED TO VICE PRESIDENT IN 1998, AND TO HIS CURRENT POSITION IN 2002. IN HIS POSITION, HE CO-MANAGES A TEAM OF PORTFOLIO MANAGERS FOR DOMESTIC AND INTERNATIONAL EQUITY INDEXING FUNDS, REVIEWS TRADES PROPOSED BY THE PORTFOLIO MANAGERS, REVIEWS AND MONITORS ACCOUNTS, AND APPROVES CORPORATE ACTION RESPONSES. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown has 12 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research ("AIMR"), and the CFA Society of San Francisco.

Karen Q. Wong, CFA is a Director, Equity Portfolio Management at Mellon Capital. Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager. In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director. Currently, she co-manages a team of portfolio managers for domestic and international equity indexing funds. Ms. Wong holds an M.B.A. from San Francisco State University. Ms. Wong has 7 years of investment experience. Ms. Wong is a member of CFA
Institute, formerly the Association for Investment Management and Research ("AIMR"), and the CFA Society of San Francisco.


As compensation for its services, Mellon Capital receives a fee from the Adviser computed separately for each Fund, stated as an annual percentage of the net assets of such Fund. The SAI contains a schedule of the management fees the Adviser currently is obligated to pay Mellon Capital out of the advisory fee it receives from each Fund.


The  SAI  provides   additional   information  about  the  portfolio   managers'
compensation, other accounts managed, and ownership of securities in the Fund.

A  discussion   regarding  the  Board  of  Managers'  basis  for  approving  the sub-advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2006.


The Adviser and the JNLNY Variable Fund, together with other investment companies of which the Adviser is investment adviser, have been granted an exemption from the SEC that allows the Adviser to hire, replace or terminate unaffiliated Sub-Advisers with the approval of the Board of Managers, but without the approval of shareholders. The order also allows the Adviser to revise a sub-advisory agreement with the approval of the Board of Managers, but without shareholder approval. Under the terms of the exemption, if a new Sub-Adviser is hired by the Adviser, shareholders in the affected Fund will receive information about the new Sub-Adviser within 90 days of the change. The order allows the Funds to operate more efficiently and with greater flexibility. The shareholders approved the application of this order to the Funds at a meeting held on December 1, 2003.

The Adviser provides the following oversight and evaluation services to the Funds, including, but not limited to:


     o    Performing  initial due diligence on prospective  Sub-Advisers for the
          Funds;
     o    Monitoring the performance of Sub-Advisers;
     o    Communicating performance expectations to the Sub-Advisers; and
     o    Ultimately   recommending   to  the  Board  of   Managers   whether  a
          Sub-Adviser's contract should be renewed, modified or terminated.


The Adviser does not expect to recommend frequent changes of Sub-Advisers. Although the Adviser will monitor the performance of the Sub-Advisers, there is no certainty that any Sub-Adviser or Funds will obtain favorable results at any given time.

                               ADMINISTRATIVE FEE


In addition to the investment advisory fee, each Fund pays to JNAM (the "Administrator") an Administrative Fee. Each Fund pays the Administrator an Administrative Fee of 0.15% of the average daily net assets of the Fund. In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, the Administrator, at its own expense, arranges for legal, audit, fund accounting, custody, printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses. Each Fund is also responsible for registration fees, licensing costs, directors and officers insurance and the fees and expenses of the disinterested Managers and of independent legal counsel to the disinterested Managers (categorized as "Other Expenses" in the fee tables).


                                CLASSES OF SHARES


Effective December 15, 2003, the JNL Variable Fund has adopted a multi-class plan pursuant to Rule 18f-3 under the 1940 Act. Under the multi-class plan, each Fund has two classes of interests (Class A and Class B). The outstanding shares of all Funds as of that date have been redesignated Class A shares.

The prospectus offers one class of shares. The Class A interests of each Fund will be subject to a Rule 12b-1 fee equal to 0.20% of the Fund's average daily net assets attributable to Class A interests. JNLNY Variable Fund does not currently offer Class B interests.

Under the multi-class structure, the Class A and Class B interests of each Fund represent interests in the same portfolio of securities and will be substantially the same except for "class expenses." The expenses of each Fund will be borne by each Class of interests based on the net assets of the Fund attributable to each Class, except that class expense will be allocated to the appropriate Class. "Class expenses" will include any distribution or administrative or service expense allocable to that Class, pursuant to the Rule 12b-1 Plan described below, and any other expense that JNAM determines, subject to ratification or approval by the Board, to be properly allocable to that Class, including: (i) printing and postage expenses related to preparing and distributing to the shareholders of a particular Class (or contract owners of variable contracts funded by shares of such Class) materials such as prospectuses, shareholder reports and (ii) professional fees relating solely to one Class. Currently, only Class A interests are offered.


                                 RULE 12B-1 PLAN


The Board of Managers of the Companies, including all of the Independent Managers, approves, at least annually, the continuation of the Rule 12b-1 Plan ("Plan") in connection with the Board's adoption of a multi-class plan authorizing Class A and Class B interests. Under the Plan, each Fund will pay a Rule 12b-1 fee at an annual rate of up to 0.20% of the Fund's average daily net assets attributed to Class A interests, to be used to pay or reimburse distribution and administrative or other service expenses with respect to Class A interests. Jackson National Life Distributors LLC ("JNLD"), as principal underwriter, to the extent consistent with existing law and the Plan, may use the Rule 12b-1 fee to reimburse fees or to compensate broker-dealers, administrators, or others for providing distribution, administrative or other services. Current interest holders of each Fund, who will become Class A interest holders of the Fund, must approve the Plan before it becomes effective for that Fund.


                          INVESTMENT IN FUND INTERESTS


Interests in the Funds are currently sold to separate accounts of Jackson National Life Insurance Company of New York ("Jackson NY"), 2900 Westchester Avenue, Purchase, New York 10577, to fund the benefits under certain variable annuity contracts ("Contracts"). An insurance company purchases interests in the Funds at net asset value using premiums received on Contracts issued by the insurance company. Purchases are effected at net asset value next determined after the purchase order, in proper form, is received by the Funds' transfer agent. There is no sales charge. Interests in the Funds are not available to the general public directly.


The net asset value per interest of each Fund is determined by the Administrator at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) each day that the New York Stock Exchange is open. The net asset value per interest is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of interests outstanding. Generally, the value of exchange-listed or -traded securities is based on their respective market prices, bonds are valued based on prices provided by an independent pricing service and short-term debt securities are valued at amortized cost, which approximates market value. The Board of Managers has adopted procedures pursuant to which the Administrator may determine, subject to Board verification, the "fair value" of a security for which a current market price is not available.

A Fund may invest in securities primarily listed on foreign exchanges and that trade on days when the Fund does not price its interests. As a result, a Fund's net asset value may change on days when shareholders are not able to purchase or redeem the Fund's interests.

Because the calculation of a Fund's net asset value does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation there exists a risk that the value of foreign portfolio securities will change after the close of the exchange on which they are traded, but before calculation of the Fund's net asset value ("time-zone arbitrage"). Accordingly, the Variable Fund's procedures for pricing of portfolio securities also authorize the Administrator, subject to verification by the Board, to determine the fair value of such securities for purposes of calculating a Fund's net asset value. The Administrator will "fair value" such securities of the Fund if it determines that a "significant event"
has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of a Fund's net asset value calculation. A significant event is one that can be expected materially to affect the value of such securities. Certain specified percentage movements in U.S. equity market indices are deemed under the Fund's pricing procedures to be a "significant event." A "significant event" affecting multiple issuers might also include, but is not limited to, a substantial price movement in other securities markets, an announcement by a governmental, regulatory or self-regulatory authority relating to securities markets, political or economic matters, or monetary or credit policies, a natural disaster such as an earthquake, flood or storm, or the outbreak of civil strife or military hostilities. Accordingly, on any day when such specified percentage movements in U.S. equity market indices occur, the Administrator will adjust the closing prices of all foreign securities held in any Fund's portfolio, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the fair value of such securities for purposes of determining a Fund's net asset value. When fair-value pricing is employed, the securities prices used to calculate a Fund's NAV may differ from quoted or published prices for the same securities.

These procedures seek to minimize the opportunities for "time zone arbitrage" in Funds that invest all or substantial portions of their assets in foreign securities, thereby seeking to make those Funds significantly less attractive to "market timers" and other investors who might seek to profit from time zone arbitrage and seeking to reduce the potential for harm to other Fund investors resulting from such practices. However, these procedures may not completely eliminate opportunities for time zone arbitrage, because it is not possible to predict in all circumstances whether post-closing events will have a significant impact on securities prices.

All investments in the Fund are credited to the interest holder's account in the form of full and fractional shares of the designated Funds (rounded to the nearest 1/1000 of a share). The Funds do not issue interest certificates.

                              MARKET TIMING POLICY


Fund shares may only be purchased by separate accounts of Jackson NY and an affiliated insurance company, by those insurance companies themselves and other regulated investment companies.

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by other contract owners invested in separate accounts of Jackson and an affiliated insurance company that invest in the Fund. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Funds are not intended as vehicles for market timing. The Board of Managers of the Funds has adopted the policies and procedures set forth below with respect to frequent trading of Fund shares.

The Funds, directly and through its service providers, and the insurance company and qualified retirement plan service providers (collectively, "service providers") with the cooperation of the insurance companies takes various steps designed to deter and curtail market timing. For example, regarding round trip transfers, redemptions by a shareholder from a sub-account investing in the Fund is permitted; however, once a complete or partial redemption has been made from a sub-account that invests in a Fund, through a sub-account transfer, shareholders will not be permitted to transfer any value back into that sub-account (and corresponding Fund) within fifteen (15) calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into a sub-account that was previously redeemed within the previous fifteen (15) calendar days, whether the transfer was requested by the shareholders or a third party authorized by the shareholder. SEE the Separate Account Prospectus for the contract that describes Jackson NY 's anti-market timing policies and procedures. The rights of the Separate Accounts to purchase and redeem shares of a Fund are not affected by any Fund anti-market timing policies if they are not in violation of the Separate Accounts anti-market timing policies and procedures.

In addition to identifying any potentially disruptive trading activity, the Funds' Board of Managers have adopted a policy of "fair value" pricing to discourage investors from engaging in market timing or other excessive trading strategies in the international Fund. The Funds' "fair value" pricing policy applies to all Funds where a significant event (as described above) has occurred. The Funds' "fair value" pricing policy is described under "Investment in Fund Interests" above.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, together with those of Jackson NY, its affiliated insurance company, and any other insurance company that may invest in the Funds in the future, will be totally effective in this regard. The Funds rely on Jackson NY and its affiliated insurance company to take the appropriate steps, including daily monitoring of separate account trading activity, to further deter market timing. If they are ineffective, the adverse consequences described above could occur.


                        DISCLOSURE OF PORTFOLIO SECURITES

A description of the Fund's policies and procedures relating to disclosure of portfolio securities is available in the Fund's Statement of Additional Information and at WWW.JNLNY.COM.

                          REDEMPTION OF FUND INTERESTS

A separate account redeems interests in the Funds to make benefit or withdrawal payments under the terms of its Contracts. Redemptions are processed on any day on which the JNLNY Variable Fund and New York Stock Exchange are open for business and are effected at net asset value next determined after the redemption order, in proper form, is received.

The JNLNY Variable Fund may suspend the right of redemption only under the following unusual circumstances:

          o when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

          o when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

          o during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

                                   TAX STATUS

GENERAL

The JNLNY Variable Fund is a limited liability company formed under the Delaware Limited Liability Company Act ("Act"). JNLNY Variable Fund consists of JNL/MCM Funds. Under the Act, the assets of any one Fund are not chargeable with liabilities of any other Fund.


The sole owners of each JNL/MCM Fund are Jackson NY separate accounts that hold such interests pursuant to variable insurance contracts. Each JNL/MCM Fund is treated by Jackson NY as a "disregarded entity" for federal income tax purposes and is taxed as part of the operations of Jackson NY.


CONTRACT OWNERS

Under current tax law, increases in the value of a Contract resulting from interest, dividend income and capital gains of the Funds of JNLNY Variable Fund that serve as funding vehicles for a Contract are not currently taxable, nor are losses currently deductible, when left to accumulate within a Contract. For a discussion of the tax status of the Contracts, please refer to the prospectus for the Contracts.

INTERNAL REVENUE CODE DIVERSIFICATION REQUIREMENTS

The Funds intend to comply with the diversification requirements currently imposed by the Internal Revenue Code of 1986, as amended, and the U.S. Treasury regulations thereunder, on separate accounts of insurance companies as a condition of maintaining the tax deferred status of the Contracts issued by JNLNY Separate Account I. The Sub-Advisory Agreement requires the Funds to be operated in compliance with these diversification requirements. The Sub-Adviser may depart from the investment strategy of a Fund only to the extent necessary to meet these diversification requirements. See the SAI for more specific information.

                       RETURNS FOR A MODEL PORTFOLIO USING

                    JNL/MELLON CAPITAL MANAGEMENT STRATEGIES


The following table provides the hypothetical results for model portfolios constructed by back testing the various respective quantitative strategies used by each of the Nasdaq(R) 15 Fund, the Value Line(R) 25 Fund, the DowSM Dividend Fund and the S&P(R)24 Fund (the "Fund(s)") for the periods prior to the inception dates of the Funds and the actual performance of the Funds following their inception dates and the S&P 500 Index, and the Russell 2000 Index for both the hypothetical and historical periods for the Funds. (SEE "Description of the Indices" above).

THE RETURNS FOR THE MODEL PORTFOLIOS DO NOT REPRESENT THE PERFORMANCE OF THE FUNDS, ARE DESIGNED MERELY TO SHOW THE MATHEMATICAL BASIS FOR EACH FUND'S
STRATEGY AND ARE NOT INTENDED TO PREDICT OR PROJECT THE PERFORMANCE OF THE INVESTMENT STRATEGY. Please note that the Indices do not reflect any deduction for fees, expenses or taxes and would be lower if they did. The table also shows how hypothetical and historical performance varies from year to year. Please note that return data was generated mechanically and should not be considered a reflection of the Sub-Adviser's skills.

The hypothetical and historical performance information does take into consideration fund operating expenses as shown in the Fund operating expense table in the prospectus. However, it does not take into consideration any sales charges, commissions, insurance fees or charges imposed on the sale of the Contracts, nor taxes. The hypothetical results for the model portfolio also do not reflect portfolio transaction costs, which may be material. Any of such charges will lower the returns shown. (See the prospectuses for the applicable Fund and Contract). The tables also show how hypothetical data varies from year to year. Please note that return data was generated through back testing and should not be considered a reflection of the Sub-Adviser's skills.

The hypothetical data for the model portfolios relies on certain assumptions:

          o That each investment strategy was fully invested as of the beginning of each year and that each Stock Selection Date was the first business day of each year.
          o That the asset level for each model portfolio remained static with no inflows or outflows.
          o That all dividends are reinvested in the stock that paid the dividend at the end of the month in which the stock went ex-dividend.
          o In preparing the hypothetical data, Mellon Capital made various assumptions about how the strategies would have been implemented historically. Mellon Capital's intent was to faithfully replicate the historical performance of the strategies; however, there can be no assurances that the hypothetical data shown could have been achieved with actual trading or that other assumptions would have produced identical results.

Furthermore actual performance will always differ from (and typically be less than) back tested results for a number of reasons including the following:

          o The hypothetical data do not reflect that a Fund may maintain a cash position of up to 5% of a Fund's assets to effectively manage cash inflows and outflows. The hypothetical results would be different if the cash positions were reflected.
          o The hypothetical data do not reflect the effects of cash flows in and out of the Funds; in practice, all such cash flows (including both net sales and dividends when they are received) will be reinvested proportionately into all of the stocks in the portfolio.
          o An investment strategy may not become fully invested until five business days into a calendar year.
          o The hypothetical data do not reflect insurance fees, commissions, certain expenses and taxes. Actual performance may be materially lower after such fees, commissions, expenses and taxes are deducted.
          o The hypothetical data shown below for the Funds do not represent the results of actual trading of a portfolio of securities and may not reflect the impact that any material market or economic factors might have had if the investment strategies had been used.


The information provided below has been stated in U.S. dollars and therefore has been adjusted to reflect currency exchange rate fluctuations.


Performance information has been complied from various sources believed to be accurate. However, such information has not been audited.

The hypothetical and historical returns shown below for the Funds are not indicative of future performance and are not indicative of the expected returns for a specific Fund. The hypothetical and historical returns shown below do indicate the significant variation in returns among the several Funds in any given year, as well as the significant variation in returns from a particular investment strategy, both absolutely and in relation to its respective index, over a period of years. In fact, each hypothetical and historical Fund under-performed its respective index in certain years.



                    HYPOTHETICAL COMPARISON OF TOTAL RETURNS
-------------------------------------------------------------------------------------------------------------
                   Nasdaq(R) 15 Strategy    Value Line(R) 25     DowSM Dividend
                           (NY)              Strategy (NY)        Strategy (NY)       S&P 24(R) Strategy (NY)
-------------------------------------------------------------------------------------------------------------
                              Hypothetical Returns              Hypothetical Returns  Hypothetical Returns
                                   (1987-2004)                      (1992-2006)            (1987-2006)

                             Historical Performance
                                   (2005-2006)
                                                                The fund commenced
                                                                   operations on       The funds commenced
                   The funds commenced operations on 10/04/04        1/17/2006       operations on 5/01/2006
-------------------------------------------------------------------------------------------------------------
       1987              18.61%                  14.97%                    -%                  8.45%
       1988               7.84%                   6.62%                    -%                 16.34%
       1989              44.48%                  42.31%                    -%                 32.45%
       1990              -6.51%                   6.19%                    -%                  4.50%
       1991              88.33%                  64.00%                    -%                 45.32%
       1992               4.54%                   5.55%                16.70%                  0.96%
       1993              31.11%                  11.84%                23.66%                 12.37%
       1994               0.97%                   2.77%                -2.10%                  4.19%
       1995              60.32%                  43.36%                44.24%                 47.11%
       1996              26.78%                  44.22%                27.22%                 18.45%
       1997              33.91%                  39.60%                37.57%                 33.74%
       1998             104.55%                  92.25%                -2.87%                 51.56%
       1999             101.86%                 100.26%                -3.17%                 48.32%
       2000             -20.47%                 -19.62%                21.46%                  9.49%
       2001             -33.72%                   0.01%                28.98%                -16.46%
       2002             -27.09%                 -20.22%                -2.45%                 -5.29%
       2003              32.26%                  43.15%                38.46%                 26.34%
       2004               2.25%                  15.39%                14.87%                 18.27%
                  ==============================================
       2005              -0.92%                  39.00%                 4.61%                 -0.88%
       2006               4.55%                  -1.51%                23.57%                  5.81%
-------------------------------------------------------------------------------------------------------------

                      2 Year Historical Annualized Returns
                                   (2005-2006)
                  ----------------------------------------------
                          1.78%                 17.00%
                  ----------------------------------------------

                     18 Year Hypothetical Annualized Returns
                                   (1987-2004)
                  ----------------------------------------------
                          19.92%                23.30%
                  ----------------------------------------------

                           20 Year Annualized Returns            15 Year Annualized    20 Year Annualized
               (Combined hypothetical and historical returns)    Hypothetical Return  Hypothetical Returns
                                 (1987-2005)                         (1992-2006)          (1987-2006)
-------------------------------------------------------------------------------------------------------------
                          17.97%                22.65%                 17.00%                16.53%
-------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------
                    S&P(R) 500 Index    Nasdaq(R) 100 Index   Dow Jones Select
                                                              Dividend IndexSM
------------------------------------------------------------------------------
       1987             5.11%               10.49%                 -%
       1988            16.65%               13.54%                 -%
       1989            31.54%               26.17%                 -%
       1990            -3.16%              -10.41%                 -%
       1991            30.56%               64.99%                 -%
       1992             7.72%                8.87%             22.65%
       1993            10.01%               11.67%             14.59%
       1994             1.30%                1.74%             -0.19%
       1995            37.50%               43.01%             42.80%
       1996            23.11%               42.74%             25.08%
       1997            33.29%               20.77%             37.83%
       1998            28.70%               85.43%              4.33%
       1999            21.07%              102.05%             -4.08%
       2000            -9.18%              -36.82%             24.86%
       2001           -11.91%              -32.61%             13.09%
       2002           -22.10%              -37.52%             -3.94%
       2003            28.72%               49.48%             30.16%
       2004            10.88%               10.72%             18.14%
       2005             4.91%                1.88%              3.77%
       2006            15.79%                7.26%             19.54%
------------------------------------------------------------------------------
                         2 Year Annualized Returns
                                (2005-2006)
                  ----------------------------------------
                        10.22%              19.21%
                  ----------------------------------------
                  ----------------------------------------
                                   18 Year
                             Annualized Returns
                                 (1987-2004)
                  ----------------------------------------
                        11.97%              14.68%
                  ----------------------------------------
                                                               15 Year
                        20 Year Annualized Returns        Annualized Return
                               (1987-2006)                   (1992-2006)
------------------------------------------------------------------------------
                        11.79%              13.03%              15.73%
------------------------------------------------------------------------------



NOTE: The treatment of dividends in the performance is such that they are reinvested in the stock that paid them at the end of the month in which the stock went ex-dividend. In managing the portfolios, all cash flows (including both net sales and dividends when they are received) will be reinvested proportionately into all of the stocks in the portfolio.


(1) The Nasdaq 15 Strategy, the Value Line 25 Strategy, the Dow Dividend Strategy and the S&P 24 Strategy for any given period were selected by applying the respective strategy as of the close of the prior period.

(2) The hypothetical total return shown does not take into consideration any sales charges, commissions, portfolio trading costs or taxes. The historical information reflects the expenses charged each year and the hypothetical information reflects the expenses charged at the rates most recently in effect. The hypothetical returns, net of Fund expenses, are computed monthly. Total return assumes that all dividends are reinvested. Although each Strategy seeks to achieve a better performance than its respective Index as a whole, there can be no assurance that a Strategy will achieve a better performance.

                              FINANCIAL HIGHLIGHTS

The following table provides selected per interest data for one share of each Fund. The information does not reflect any charges imposed under a variable insurance contract. You should refer to the appropriate variable insurance contract prospectus regarding such charges.

The information has been audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report. 38

JNLNY VARIABLE FUNDS
FINANCIAL HIGHLIGHTS

                                             Increase (Decrease) from
                                             Investment Operations (d)
                                       -------------------------------------                Distributions
                                       -------------------------------------                  from Net
                              Net Asset    Net     Net Realized  Total from   Distributions   Realized      Net Asset
          Period                Value   Investment & Unrealized  Investment      from Net     Gains on      Value, End
           Ended              Beginning   Income      Gains      Operations     Investment   Investment     of Period
                              of Period   (Loss)     (Losses)                    Income     Transactions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT DOW 10 FUND (NY)

Class A
        12/31/2006               13.74         0.52         3.53       4.05           -            -            17.79
        12/31/2005               14.57         0.29        (1.12)     (0.83)          -            -            13.74
        12/31/2004               14.14         0.26         0.17       0.43           -            -            14.57
        12/31/2003               11.22        (0.10)        3.02       2.92           -            -            14.14
    07/22(A)-12/31/2002          10.00         0.30         0.92       1.22           -            -            11.22

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT DOW DIVIDEND FUND (NY)

Class A
    01/17(A)-12/31/2006         $10.00        $0.29        $1.72      $2.01         $ -          $ -           $12.01

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND (NY)

Class A
        12/31/2006               17.73         0.79         6.29       7.08           -            -            24.81
        12/31/2005               16.10         0.35         1.28       1.63           -            -            17.73
        12/31/2004               12.66         0.02         3.42       3.44           -            -            16.10
        12/31/2003                9.74        (0.74)        3.66       2.92           -            -            12.66
    07/22(A)-12/31/2002          10.00         0.95        (1.21)     (0.26)          -            -             9.74

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT NASDAQ 15 FUND (NY)

Class A
        12/31/2006               10.78        (0.07)        0.56       0.49           -            -            11.27
        12/31/2005               10.88        (0.02)       (0.08)     (0.10)          -            -            10.78
    10/04(A)-12/31/2004          10.00        (0.01)        0.89       0.88           -            -            10.88

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 10 FUND (NY)

Class A
        12/31/2006               18.67         0.03         0.82       0.85           -            -            19.52
        12/31/2005               13.61        (0.03)        5.09       5.06           -            -            18.67
        12/31/2004               11.54         0.07         2.00       2.07           -            -            13.61
        12/31/2003                9.69        (0.01)        1.86       1.85           -            -            11.54
    07/22(A)-12/31/2002          10.00         0.05        (0.36)     (0.31)          -            -             9.69

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 24 FUND (NY)

Class A
    05/01(A)-12/31/2006          10.00         0.02         0.29       0.31           -            -            10.31

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VALUE LINE 25 FUND (NY)

Class A
        12/31/2006               15.86        (0.04)       (0.20)     (0.24)          -            -            15.62
        12/31/2005               11.41        (0.02)        4.47       4.45           -            -            15.86
    10/04(A)-12/31/2004          10.00        (0.01)        1.42       1.41           -            -            11.41

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------


                                       Supplemental Data
                          ---------------------------------------
                          ---------------------------------------             Ratio of Net
                                                                   Ratio of   Investment
                                        Net Assets,              Expenses to  Income (Loss)
          Period              Total    End of Period  Portfolio  Average Net   to Average
           Ended            Return (b) (in thousands) Turnover    Assets (c)  Net Assets (c)
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT DOW 10 FUND (NY)

Class A
        12/31/2006                29.48         25,875       39        0.75          3.33
        12/31/2005                (5.70)        21,023       27        0.75          3.53
        12/31/2004                 3.04         15,804       46        0.73          3.10
        12/31/2003                26.03          8,608        5        0.81          3.10
    07/22(A)-12/31/2002           12.20            302      121        0.82          3.31

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT DOW DIVIDEND FUND (NY)

Class A
    01/17(A)-12/31/2006         $20.10 %        $15,797      44%       0.75%         2.81%

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND (NY)

Class A
        12/31/2006                 39.93         38,350       43        0.79          3.77
        12/31/2005                 10.12         20,184       44        0.79          3.32
        12/31/2004                 27.17         11,081        9        0.78          2.98
        12/31/2003                 29.98          1,358       26        0.86          2.65
    07/22(A)-12/31/2002            (2.60)            93      134        0.87          4.21

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT NASDAQ 15 FUND (NY)

Class A
        12/31/2006                  4.55          2,783       75        0.77         (0.67)
        12/31/2005                 (0.92)         1,522      126        0.76         (0.15)
    10/04(A)-12/31/2004             8.80          1,211       -         0.76         (0.32)

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 10 FUND (NY)

Class A
        12/31/2006                  4.55         27,723       85        0.74          0.15
        12/31/2005                 37.18         25,767       99        0.74         (0.12)
        12/31/2004                 17.94         16,377      112        0.73          0.71
        12/31/2003                 19.09          8,405       10        0.81          0.73
    07/22(A)-12/31/2002            (3.10)           235      114        0.82          0.57

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 24 FUND (NY)

Class A
    05/01(A)-12/31/2006             3.10          1,404       -         0.75          0.29

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VALUE LINE 25 FUND (NY)

Class A
        12/31/2006                 (1.51)        55,831       67        0.87         (0.23)
        12/31/2005                 39.00         37,389       67        0.87         (0.25)
    10/04(A)-12/31/2004            14.10         13,946       28        0.87         (0.60)

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

(A)  Commencement of operations.
(B) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(C)  Annualized for periods less than one year.
(D) Calculated using the average shares method for the year ended December 31, 2006.


                                   APPENDIX A

"Dow Jones(R)," "Dow Jones Industrial AverageSM," "Dow Jones Select Dividend IndexSM", "DJIASM" and "The DowSM" are service marks of Dow Jones & Company, Inc. ("Dow Jones"). Dow Jones has no relationship to JNL Variable Fund and Mellon Capital Management Corporation, other than the licensing of the Dow Jones Industrial Average ("DJIA") and its service marks for use in connection with the JNL/Mellon Capital Management DowSM Dividend Fund.

DOW JONES DOES NOT:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management DowSM Dividend Fund.
o Recommend that any person invest in the JNL/Mellon Capital Management DowSM Dividend Fund or any other securities.
o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management DowSM Dividend Fund.
o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management DowSM Dividend Fund.
o Consider the needs of the JNL/Mellon Capital Management DowSM Dividend Fund or the owners of the JNL/Mellon Capital Management DowSM Dividend Fund in determining, composing or calculating the DJIA or have any obligation to do so.

DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND. SPECIFICALLY,

o Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

     o The results to be obtained by the JNL/Mellon Capital Management DowSM Dividend Fund, the owners of the JNL/Mellon Capital Management DowSM Dividend Fund or any other person in connection with the use of the DJIA and the data included in the DJIA;
     o    The accuracy or completeness of the DJIA and its data;
     o The merchantability and the fitness for a particular purpose or use of the DJIA and its data;
     o Dow Jones will have no liability for any errors, omissions or interruptions in the DJIA or its data;
     o Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

The licensing agreement between Jackson National Life Insurance Company(R) and Dow Jones is solely for their benefit and not for the benefit of the owners of the JNL/Mellon Capital Management DowSM Dividend Fund or any other third parties.


"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company(R) ("Jackson"). The JNL/Mellon Capital Management S&P(R) 24 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. Please see the SAI which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc.(including its affiliates) (Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R), and
Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The  Nasdaq-100(R),"   "Nasdaq-100  Index(R),"  "Nasdaq  Stock  Market(R)"  and
"Nasdaq(R)" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R) 15 Fund. The JNL/Mellon Capital Management Nasdaq(R) 15 Fund is not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND.

"Value Line(R)," "The Value Line Investment Survey," and "Value Line TimelinessTM Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson. The JNL/Mellon Capital Management Value Line(R) 25 Fund is not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line(R) 25 Fund. Jackson is not affiliated with any Value Line Company.

                                   PROSPECTUS

                                 APRIL 30, 2007

                            JNLNY VARIABLE FUND I LLC


You can find more information about the Funds in:

     o The JNLNY Variable Fund's STATEMENT OF ADDITIONAL INFORMATION ("SAI") dated April 30, 2007, which contains further information about the JNLNY Variable Fund and the Funds of the JNLNY Variable Fund, particularly their investment practices and restrictions. The current SAI is on file with the Securities and Exchange Commission ("SEC") and is incorporated into the Prospectus by reference (which means the SAI is legally part of the Prospectus).

     o The JNLNY Variable Fund's ANNUAL AND SEMI-ANNUAL REPORTS to shareholders, which show the Funds' actual investments and include financial statements as of the close of the particular annual or semi-annual period. The Annual Report also discusses the market conditions and investment strategies that significantly affected each Fund's performance during the year covered by the report.


You may obtain a copy of the current SAI or the most recent Annual and Semi-Annual Reports without charge, or make other inquiries, by calling1-800-599-5651 (NY Annuity and Life Service Center), 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or writing the JNLNY Variable Fund I LLC Service Center, P.O. Box 378002, Denver, Colorado 80237-8002 or by visiting WWW.JNLNY.COM.

You also can review and copy information about the JNLNY Variable Fund (including its current SAI and most recent Annual and Semi-Annual Reports) at the SEC's Public Reference Room in Washington, D.C. Reports and other information about the JNLNY Variable Fund also are available on the EDGAR database on the SEC's Internet site (HTTP://WWW.SEC.GOV), and copies may be obtained, after payment of a duplicating fee, by electronic request (PUBLICINFO@SEC.GOV) or by writing the SEC's Public Reference Section, 100 F. Street, N.E., Washington, D.C., 20549. You can find out about the operation of the Public Reference Section and copying charges by calling 1-202-551-8090.


                                                           File No.:  811-09357

                       STATEMENT OF ADDITIONAL INFORMATION

                                 APRIL 30, 2007

                            JNLNY VARIABLE FUND I LLC


This Statement of Additional Information ( "SAI") is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the JNLNY Variable Fund I LLC Prospectus, dated April 30, 2007. Not all Funds described in this Statement of Additional Information may be available for investment in each variable annuity contract offered by Jackson National Life Insurance Company of New YorkSM ("Jackson NYSM"). The financial statements of the JNLNY Variable Fund I LLC for the year ended December 31, 2006, are incorporated by reference (which means they legally are a part of this SAI) from the JNLNY Variable Fund's Annual Report to interest holders. The Prospectus, SAI and Annual/Semi-Annual Reports may be obtained at no charge by calling 1-800-599-5651 (NY Annuity and Life Service Center) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing P.O. Box 378002, Denver, Colorado 80237-8002 or by visiting WWW.JNLNY.COM.


                    SHAREHOLDER COMMUNICATIONS WITH MANAGERS


Shareholders of the Funds can communicate directly with the Board of Managers ("Board") by writing to the Chair of the Board, Dominic D'Annunzio, P.O. Box 30902, Lansing, MI 48909-8402. Shareholders can communicate directly with an individual manager by writing to that manager at P.O. Box 30902, Lansing, MI 48909-8402. Such communications to the Board or individual managers are not screened before being delivered to the addressee.



                                TABLE OF CONTENTS

General Information and History............................................................................2
Common Types of Investments and Management Practices.......................................................2
Additional Risk Considerations............................................................................13
Investment Restrictions Applicable to All Funds...........................................................17
Managers and Officers of the JNLNY Variable Fund..........................................................19
Principal Holders of the Funds' Interests.................................................................24
Investment Adviser, Sub-Adviser and Other Service Providers...............................................26
Disclosure of Portfolio Information.......................................................................27
Purchases, Redemptions and Pricing of Interests...........................................................41
Description of Interests; Voting Rights; Interest Holder Inquiries........................................43
Tax Status................................................................................................44
Financial Statements .....................................................................................46

                         GENERAL INFORMATION AND HISTORY


JNLNY Variable Fund I LLC ( "JNLNY Variable Fund") is an open-end management company organized as a Delaware limited liability company on January 26, 1999. The JNLNY Variable Fund I LLC is registered with the U.S. Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended ("1940 Act"). Jackson National Asset Management, LLCSM ("JNAM" or the "Adviser") serves as the investment adviser to the JNLNY Variable Fund. The JNLNY Variable Fund offers interests in separate Funds (each a "Fund" and collectively, the "Funds"), which are comprised of JNL/Mellon Capital Management Funds. Each of the Funds is "non-diversified," which means a Fund may hold securities of a smaller number of issuers than if it was a "diversified" fund.


              COMMON TYPES OF INVESTMENTS AND MANAGEMENT PRACTICES

This section describes some of the types of securities a Fund may hold in its portfolio and the various kinds of investment practices that may be used in day-to-day portfolio management. A Fund may invest in the following securities or engage in the following practices to the extent that such securities and practices are consistent with the Fund's investment objective(s) and policies described in the Prospectus and in this SAI.

BORROWING AND LENDING. A Fund may borrow money from banks for temporary or emergency purposes in amounts up to 25% of its total assets. To secure borrowings, a Fund may mortgage or pledge securities in amounts up to 15% of its net assets. The Funds may borrow for investment purposes to the extent permitted under the 1940Act.

CASH POSITION. A Fund may hold a certain portion of its assets in repurchase agreements and money market securities maturing in one year or less that are rated in one of the two highest rating categories by a nationally recognized statistical rating organization. The Funds also may invest cash balances in shares of affiliated money market funds and unaffiliated money market funds. For temporary, defensive purposes, a Fund may invest without limitation in such securities. This reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments, and serves as a short-term defense during periods of unusual market volatility.

COMMON STOCKS. A Fund may invest in common stocks. Stocks represent shares of ownership in a company. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. Although common stocks have a history of long-term growth in value, their prices tend to fluctuate in the short term, particularly those of smaller companies or companies that are experiencing financial stress.

CORPORATE REORGANIZATIONS AFFECTING SECURITIES HELD BY THE FUNDS. If a portfolio company has a spin off, the Fund will retain the shares of the spin off until the next Stock Selection Date. If a portfolio company is merged into another company and is not the surviving company, the Fund will liquidate any shares it receives in the merger and reinvest the proceeds and any cash distribution in the remaining portfolio companies in accordance with their respective investment percentages.


As of the January 2005 Stock Selection Date, the following will no longer apply. In selecting the securities to be purchased by each of the JNL/MCM Funds, the Sub-Adviser excludes the stocks of companies which, based on publicly available information as of two business days prior to the Stock Selection Date, are the target of an announced merger or acquisition which will result in shareholders receiving stock in another entity in exchange for their investment in the company and which is expected to be completed within six months after the Stock Selection Date. The security selection criteria then are re-applied to select the stock of another company in place of any company so excluded.


DEPOSITORY RECEIPTS. American Depository Receipts ("ADRs") typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs") typically are issued by foreign banks or trust companies, although they may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation. Generally, depository receipts in registered form are intended for use in the U.S. securities markets, while depository receipts in bearer form are intended for use in securities markets outside the U.S. Depository receipts may or may not be denominated in the same currency as the underlying securities which they represent.

Depository receipts may be issued in sponsored or unsponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depository receipts. In an unsponsored program, the issuer may not be directly involved in the creation of the program. Although the U.S. regulatory requirements applicable to ADRs generally are similar for both sponsored and unsponsored programs, in some cases it may be easier to obtain financial and other information from an issuer that has participated in the creation of a sponsored program. To the extent a Fund invests in depository receipts of an unsponsored program, there may be an increased possibility the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer on a timely basis.

Depository receipts involve many of the same risks as direct investments in foreign securities, described below.

FOREIGN CURRENCY TRANSACTIONS. A Fund that may invest in foreign currency-denominated securities also may purchase and sell foreign currency options and foreign currency futures contracts and related options (see "Derivative Instruments"), and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts ("forwards") with terms generally of less than one year. A Fund may engage in these transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. A Fund also may use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect a Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Although forwards are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. Forwards will be used primarily to adjust the foreign exchange exposure of each Fund with a view to protecting the outlook, and the Fund might be expected to enter into such contracts under the following circumstances:

     LOCK IN. When a Fund desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

     CROSS HEDGE. If a particular currency is expected to decrease against another currency, a Fund may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Fund's portfolio holdings denominated in the currency sold.

     DIRECT HEDGE. If a Fund wants to a eliminate substantially all of the risk of owning a particular currency, or if the sub-adviser expects that a Fund may benefit from price appreciation in a security denominated in a particular foreign currency but does not wish to maintain exposure to that currency, it may employ a direct hedge back into the U.S. dollar. In either case, a Fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Fund would hope to benefit from an increase (if any) in value of the security.

     PROXY HEDGE. A Fund might choose to use a "proxy" hedge, which may be less costly than a direct hedge. In this case, a Fund, having purchased a security denominated in a foreign currency, will sell a currency whose value is expected to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.

FOREIGN SECURITIES. A Fund may invest in foreign securities. These include non-U.S. dollar-denominated securities traded principally outside the U.S. and dollar-denominated securities traded in the U.S. (such as ADRs). Investors should realize that investing in foreign securities involves certain special considerations that typically are not associated with investing in U.S. securities. Such investments increase a Fund's diversification and may enhance return, but they also involve some special risks such as exposure to potentially adverse local political and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment's value (favorable changes can increase its value). In addition, foreign securities purchased by the Fund may be subject to foreign government taxes, higher custodian fees, higher brokerage commissions and dividend collection fees. Foreign government securities are issued or guaranteed by a foreign government, province, instrumentality, political subdivision or similar unit thereof.

ILLIQUID SECURITIES. A Fund may hold illiquid investments. Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Illiquid investments generally include: repurchase agreements not terminable within seven days; securities for which market quotations are not readily available; restricted securities (securities that cannot be offered for sale to the public without first being registered under the Securities Act of 1933) not determined to be liquid in accord with guidelines established by the Fund's Board of Managers; over-the-counter ("OTC") options and, in certain instances, their underlying collateral; and securities involved in swap, cap, collar and floor transactions. See the description of the Funds' investment restrictions below for more information about the Funds' policies with respect to investments in illiquid securities.

Reduced liquidity in the secondary market for illiquid securities may make it difficult or impossible for the Funds to obtain market quotations based on actual transactions for purposes of valuing the Funds' shares.


INSTALLMENT RECEIPTS. Installment receipts are viewed as new issues of stock sold with the obligation that buyers will pay the issue price in a series of installment payments instead of one lump sum payment. The buyer usually pays a deposit upon settlement, normally one-half the issue price of the shares, with the balance to be paid in one year.


INVESTMENT COMPANIES. A Fund may invest in investment companies to the extent permitted under the 1940 Act, including unaffiliated money market funds. A Fund may invest cash balances in shares of investment companies, including affiliated investment companies, which are money market funds managed by the JNLNY Variable Fund's investment adviser or its affiliates. As a shareholder in an investment company, a Fund would bear its pro rata share of that investment company's expenses, which could result in duplication of certain fees, including management and administrative fees. The Funds have received exemptive relief from the SEC permitting them to invest up to 25% in an affiliated money market fund.


PORTFOLIO TURNOVER. Portfolio turnover rates also may be increased by purchases or redemptions of a Fund's shares, because of the need to invest new cash resulting from purchases of shares or the need to sell portfolio securities owned in order to meet redemption requests. Increased portfolio turnover necessarily results in correspondingly higher costs, which can include brokerage commissions, dealer mark-ups on purchases of securities, dealer mark-downs on sales of securities, and other transaction costs on the sale of securities and reinvestment in other securities.


REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. A Fund may invest in repurchase or reverse repurchase agreements. A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement by the seller (generally by a bank or broker-dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on idle cash. A repurchase agreement may be considered a loan collateralized by the underlying security, which typically is a U.S. Treasury bill or note, or other highly liquid short-term security. A Fund will only enter into repurchase agreements that are fully collateralized. For a repurchase agreement to be considered fully collateralized, the Fund must take physical possession of the security or receive written confirmation of the purchase and a custodial or safekeeping receipt from a third party or be recorded as the owner of the security through the Federal Reserve Book Entry System.

The Fund may invest in open repurchase agreements which vary from the typical agreement in the following respects: (1) the agreement has no set maturity, but instead matures upon 24 hours' notice to the seller; and (2) the repurchase price is not determined at the time the agreement is entered into, but is instead based on a variable interest rate and the duration of the agreement. In addition, a Fund, together with other registered investment companies having management agreements with the Investment Adviser or its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

When a Fund invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or a broker-dealer, in return for cash, and agrees to buy the security back at a future date and price. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities or to earn additional income on portfolio securities, such as Treasury bills and notes.

SECURITIES  LENDING.  Lending  portfolio  securities  enables  a  Fund  to  earn additional income, but could result in a loss or delay in recovering these securities. The borrower of a Fund's portfolio securities must deposit acceptable collateral with the Fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines. A Fund may reinvest any cash collateral in money market investments or other short-term liquid investments. A Fund retains authority to terminate any of its loans at any time. A Fund may terminate a loan and regain record ownership of loaned securities to exercise ownership rights, such as voting and subscription rights, when regaining such rights is considered to be in the Fund's interest.


The Funds' Board has approved each Fund's participation in a securities lending program. Under the securities lending program, the Funds have retained an affiliate of a Sub-Adviser to serve as the securities lending agent (Mellon Bank, N.A.). Mellon Trust of New England, N.A., an affiliate of the Sub-Adviser and securities lending agent, serves as the Funds' custodian. A Fund will receive amounts equivalent to any dividends, interest or other distributions on the securities loaned. The Funds' Board will periodically review information on the Funds' securities lending program.


The net securities lending revenue is shared by the lending agent and the Funds. The Funds retain 100% of their portion. The securities lending revenue "split" between the Funds and the lending agent was determined based on the Adviser's review of competitive industry information. The Adviser will periodically review the "split" between the lending agent and the Funds.

SHORT SALES. A Fund may sell securities short. A short sale is the sale of a security the Fund does not own. If a Fund sells a security short, it must borrow from a broker-dealer or other lender that security to deliver to the purchaser in the short sale. A short sale is "against the box" if at all times when the short position is open the Fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. To the extent that a Fund engages in short sales that are not "against the box," it must maintain asset coverage in the form of assets determined to be liquid by the sub-adviser in accord with procedures established by the Board of Managers, in a segregated account, or otherwise cover its position in a permissible manner. If the value of the security sold short goes up, the Fund will have to buy it back at that higher price, resulting in a loss to the Fund, to make good on the borrowing.


WHEN-ISSUED SECURITIES AND FORWARD COMMITMENT CONTRACTS. A Fund may purchase securities on a when-issued or delayed delivery basis ("when-issueds") and may purchase securities on a forward commitment basis ("forwards"). Any or all of a Fund's investments in debt securities may be in the form of when-issueds and forwards. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment take place at a later date. Normally, the settlement date occurs within 90 days of the purchase for when-issueds, but the period may be substantially longer for forwards. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The purchase of these securities will result in a loss if their value declines prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement. The longer the period between purchase and settlement, the greater the risk. At the time the Fund makes the commitment to purchase these securities, it will record the transaction and reflect the value of the security in determining its net asset value. The Fund will maintain segregated cash or liquid assets with its custodian bank at least equal in value to its when-issued and forward commitments during the period between the purchase and the settlement (alternatively, a Fund may earmark liquid assets on its records for segregated asset purposes). During this period, alternative investment options are not available to the Fund to the extent of the segregated cash or liquid assets.


                         ADDITIONAL RISK CONSIDERATIONS

FOREIGN SECURITIES. Investments in foreign securities, including those of foreign governments, involve risks that are different in some respects from investments in securities of U.S. issuers, such as the risk of fluctuations in the value of the currencies in which they are denominated, a heightened risk of adverse political and economic developments and, with respect to certain countries, the possibility of expropriation, nationalization or confiscatory taxation or limitations on the removal of funds or other assets of a Fund. Securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. There also may be less publicly available information about foreign issuers than domestic issuers, and foreign issuers generally are not subject to the uniform accounting, auditing and financial reporting standards, practices and requirements applicable to domestic issuers. Certain markets may require payment for securities before delivery. A Fund may have limited legal recourse against the issuer in the event of a default on a debt instrument. Delays may be encountered in settling securities transactions in certain foreign markets and a Fund will incur costs in converting foreign currencies into U.S. dollars. Bank custody charges are generally higher for foreign securities. The Funds that invest primarily in foreign securities are particularly susceptible to such risks. Investments in ADRs generally involve the same risks as direct investments in foreign securities, except they do not involve all of the same direct currency and liquidity risks as direct investments in foreign securities.

The share price of a Fund that invests in foreign securities will reflect the movements of both the prices of the portfolio securities and the currencies in which such securities are denominated. A Fund's foreign investments may cause changes in a Fund's share price that have a low correlation with movement in the U.S. markets. Because most of the foreign securities in which a Fund invests will be denominated in foreign currencies, or otherwise will have values that depend on the performance of foreign currencies relative to the U.S. dollar, the relative strength of the U.S. dollar may be an important factor in the
performance  of  a  Fund,   depending  on  the  extent  of  the  Fund's  foreign
investments.

A Fund may employ certain strategies in order to manage currency exchange rate risks. For example, a Fund may hedge some or all of its investments denominated in or exposed to a foreign currency against a decline in the value of that currency. A Fund may enter into contracts to sell that foreign currency for U.
S. dollars (not exceeding the value of a Fund's assets denominated in or exposed to that currency) or by participating in options or futures contracts with respect to such currency (position hedge). A Fund could also hedge that position by selling a second currency, which is expected to perform similarly to the currency in which portfolio investments are denominated, for U.S. dollars (proxy hedge). A Fund may also enter into a forward contract to sell the currency in which the security is denominated for a second currency that is expected to perform better relative to the U.S. dollar if the sub-adviser believes there is a reasonable degree of correlation between movements in the two currencies (cross hedge). A Fund may also enter into a forward contract to sell a currency in which portfolio securities are denominated in exchange for a second currency in order to manage its currency exposure to selected countries. In addition, when a Fund anticipates purchasing or selling securities denominated in or exposed to a particular currency, the Fund may enter into a forward contract to purchase or sell such currency in exchange for the dollar or another currency (anticipatory hedge).

These strategies seek to minimize the effect of currency appreciation as well as depreciation, but do not protect against a decline in the underlying value of the hedged security. In addition, such strategies may reduce or eliminate the opportunity to profit from increases in the value of the original currency and may impact adversely a Fund's performance if the sub-adviser's projection of future exchange rates is inaccurate. If the sub-adviser employs such strategies based on an incorrect prediction of future exchange rates, the Funds return may be lower than if such strategies had not been employed at all.

INVESTMENT STRATEGY RISKS. The common stock selected for certain JNL/Mellon Capital Management Funds generally share attributes that have caused them to have lower prices or higher yields relative to other stocks in their respective index or exchange. The issuers of such common stock may, for example, be experiencing financial difficulty, or be out of favor in the market because of weak performance, poor earnings forecasts or negative publicity; or they may be reacting to general market cycles. There can be no assurance that the market factors that caused the relatively low prices and high dividend yields of the common stocks selected will or will not change, that any negative conditions adversely affecting the stock prices will not deteriorate, that the dividend rates on the common stocks will be maintained or that share prices will not decline further during the holding period of such stocks in the JNL/Mellon Capital Management Funds, or that the common stock will continue to be included in the respective indices or exchanges. Investing in stocks with low share prices or highest dividend yields amounts to a "contrarian" strategy because these shares are often out of favor. Such strategy may be effective in achieving the respective strategy-based Fund's investment objective because regular dividends are common for established companies and dividends have often accounted for a substantial portion of the total return on stocks of the index as a group. However, there is no guarantee that either a JNL/Mellon Capital
Management Fund's objective will be achieved or that a JNL/Mellon Capital Management Fund will achieve capital appreciation of its portfolio holdings in excess of such JNL/Mellon Capital Management Fund's expenses. Because of the contrarian nature of the investment strategies of the JNL/Mellon Capital Management Funds, and the attributes of the common stock which caused inclusion in their portfolios, such JNL/Mellon Capital Management Funds may not be appropriate for investors seeking either preservation of capital or high current income. In addition, the strategies for all of the JNL/Mellon Capital Management Funds have underperformed their respective index or indices in certain years.


TRADING COST AND REBALANCE RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned or rebalanced around the Stock Selection Date. The Fund's rebalance of its portfolio may lead to higher transaction costs because the Fund could be trading large volumes in a particular security during a short trading period. As part of the rebalance process, the Fund may incur significant trading costs and commissions, which could negatively affect performance.

LIQUIDITY RISK. Liquidity risks exist when particular investments are difficult to purchase or sell. A Fund's investment in a particular security may reduce the returns of the Fund because it may be unable to sell that security at an advantageous time or price. Securities with liquidity risk include those that have small average trading volumes or become subject to trading restrictions. Funds with principal investment strategies that involve small-cap securities, large positions relative to market capitalization, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.


LITIGATION. At any time, litigation may be instituted on a variety of grounds with respect to the issuer of a common stock held in a Fund's portfolio. It is not possible to predict whether any litigation including the above-described litigation, that has been or will be instituted, might have a material adverse effect on the JNLNY Variable Fund or any Funds.

                 INVESTMENT RESTRICTIONS APPLICABLE TO ALL FUNDS

FUNDAMENTAL POLICIES APPLICABLE TO ALL FUNDS. The following are fundamental policies, which means they may not be changed without the affirmative vote of the majority of the outstanding voting securities of the JNLNY Variable Fund
(or, as to a matter affecting only a particular Fund or Funds, a vote of the majority of the outstanding voting securities of such Fund or Funds). The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% of the Fund interests represented at a meeting at which more than 50% of the outstanding interests are represented or (ii) more than 50% of the outstanding voting interests. With respect to the submission of a change in an investment policy to the holders of outstanding voting interests of a particular Fund, such matter shall be deemed to have been effectively acted upon with respect to such Fund if a majority of the outstanding voting interests of such Fund vote for the approval of such matter, notwithstanding that (1) such matter has not been approved by the holders of a majority of the outstanding voting interests of any other Funds affected by such matter, and (2) such matter has not been approved by the vote of a majority of the outstanding voting JNLNY Variable Fund interests.

          (1)  No Fund may issue senior securities.

          (2) A Fund will not borrow money, except for temporary or emergency purposes, from banks. The aggregate amount borrowed shall not exceed 25% of the value of a Fund's assets. In the case of any borrowing, a Fund may pledge, mortgage or hypothecate up to 15% of its assets.

          (3) A Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the Securities Act of 1933 when selling portfolio securities.

          (4) A Fund will not purchase or sell real estate or interests therein.

          (5) A Fund will not lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

          (6)  A Fund may  invest in  repurchase  agreements  and  warrants  and
               engage  in  futures  and  options   transactions  and  securities
               lending.

None of the Funds are a "diversified company," as that term is defined in the 1940 Act. There are no limitations on the concentration of the investments held by any Fund in any particular industry or group of industries.


OPERATING POLICIES. The Board has adopted additional investment restrictions for the Funds. The restrictions or operating policies of the Funds may be changed by the Board without shareholder approval. The additional investment restrictions adopted by the Board to date include the following:


          (a) A Fund will not acquire any securities of registered open-end investment companies or unit investment trusts in reliance upon paragraphs (f) or (g) of Section 12(d)(1) of the 1940 Act.

INSURANCE LAW RESTRICTIONS. In connection with the JNLNY Variable Fund's agreement to sell interests in the Funds to separate accounts of insurance companies, JNAM and insurance companies may enter into agreements, required by certain state insurance departments, under which the Adviser may agree to use its best efforts to assure and to permit insurance companies to monitor that each Fund of the JNLNY Variable Fund complies with the investment restrictions and limitations prescribed by state insurance laws and regulations applicable to the investment of separate account assets in shares of mutual funds. If a Fund failed to comply with such restrictions or limitations, the insurance company would take appropriate action, which might include ceasing to make investments in the Fund or JNLNY Variable Fund or withdrawing from the state imposing the limitation. Such restrictions and limitations are not expected to have a significant impact on the JNLNY Variable Fund's operations.

                MANAGERS AND OFFICERS OF THE JNLNY VARIABLE FUND

The officers of the JNLNY Variable Fund manage its day-to day-operations and are responsible to the JNLNY Variable Fund's Board of Managers. The Board of Managers sets broad policies for each Fund and chooses the JNLNY Variable Fund's officers. All of the Managers also serve as Trustees or Managers for the other investment companies in the Fund Complex (as defined below). Since December 2003, the Managers met as a consolidated Board for all of the investment companies in the Fund Complex.

The following is a list of the Managers and officers of the JNLNY Variable Fund, and a statement of their present positions and principal occupations during the past five years. The following list also lists the number of portfolios overseen by the Managers and other directorships of public companies or other registered investment companies held by the Managers.


For purposes of this section, the term "Fund Complex" includes each of the following investment companies: JNL Series Trust (61 portfolios), JNL Investors Series Trust (6 portfolios), JNL Variable Fund LLC (20 portfolios), and JNLNY Variable Fund I LLC (4 portfolios).


--------------------------------------------------- --------------------------------- ----------------------------------
                                                            POSITION(S) HELD
NAME, ADDRESS AND (AGE)                              WITH THE JNLNY VARIABLE FUNDS      NUMBER OF PORTFOLIOS IN FUND
                                                        (LENGTH OF TIME SERVED)       COMPLEX TO BE OVERSEEN BY MANAGER
------------------------------------------------------------------------------------------------------------------------
INTERESTED MANAGER
--------------------------------------------------- --------------------------------- ----------------------------------
Mark D. Nerud (40) (1)                              Manager 2                                        91
1 Corporate Way                                     (1/07 to present)
Lansing, MI  48951
                                                    President and Chief
                                                    Executive Officer
                                                    (12/06 to present)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
President of the Adviser (1/07 to present); Chief Financial Officer of the Adviser (11/00 to 1/07) and Managing Board Member of the Adviser (11/00 to
11/03) (1/07 to present); Vice President (2/99 to 12/06), Treasurer, Chief
Financial Officer of other Investment Companies advised by the Adviser (12/02 to 12/06); Vice President - Fund Accounting & Administration of Jackson National
Life Insurance Company (1/00 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER:  None
------------------------------------------------------------------------------------------------------------------------
DISINTERESTED MANAGERS
------------------------------------------------------------------------------------------------------------------------
Michael Bouchard (51)                               Manager (2)                                      91
1 Corporate Way                                     (4/00 to present)
Lansing, MI 48951

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Sheriff, Oakland County, Michigan (1/99 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER:  None
------------------------------------------------------------------------------------------------------------------------
William J. Crowley, Jr. (61)                        Manager 2                                        91
1 Corporate Way                                     (1/07 to present)
Lansing, MI 48951

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Managing Partner (Baltimore Office) - Arthur Andersen LLP (2001 to 2002); Board
Member of various corporate boards (2002 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER:
Director of Foundation Coal Holdings, Inc.; Director of Bio Veris Corporation; Director of Provident Bankshares
Corporation
------------------------------------------------------------------------------------------------------------------------
Dominic D'Annunzio (69)                             Chairman of the Board 2                          91
1 Corporate Way                                     (2/04 to present)
Lansing, MI 48951
                                                    Manager 2
                                                    (6/03 to present)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Acting Commissioner of Insurance for the State of Michigan (1/90 to 5/90) and (8/97 to 5/98)

OTHER DIRECTORSHIPS HELD BY MANAGER:  None
------------------------------------------------------------------------------------------------------------------------
Michelle Engler (49)                                Manager 2                                        91
1 Corporate Way                                     (4/00 to present)
Lansing, MI 48951

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Attorney (1983 to present); First Lady of the State of Michigan (1990 to 2002)

OTHER DIRECTORSHIPS HELD BY MANAGER:
Director of Federal Home Loan Mortgage Corporation
------------------------------------------------------------------------------------------------------------------------
James Henry, Ph.D. (68)                             Manager 2                                        91
1 Corporate Way                                     (1/07 to present)
Lansing, MI 48951

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Dean Emeritus and Professor of Finance, Eli Broad College of Business and Graduate School of Management at Michigan
State University (2001 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER:  None
------------------------------------------------------------------------------------------------------------------------
Richard McLellan (63)                               Manager 2                                        91
1 Corporate Way                                     (12/03 to present)
Lansing, MI 48951

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Member, Dykema Gossett PLLC (Law Firm)

OTHER DIRECTORSHIPS HELD BY MANAGER:  None
------------------------------------------------------------------------------------------------------------------------
William R. Rybak (56)                               Manager (2)                                      91
1 Corporate Way                                     (1/07 to present)
Lansing, MI 48951

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Board Member of various corporate boards (see below) (2002 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER:
Chairman of the Board of Trustees of Lewis University; Member of the Board since
1982; Member of the Board of Directors of Howe Barnes Investments, Inc. since
2001; Member of the Boards of each of the Calamos Mutual Funds since 2002;
Member of the Board of Directors of The PrivateBancorp since 2003; Chairman of the Board of Trustees of St.
Coletta's of Illinois; and Member of the Board since 2000
------------------------------------------------------------------------------------------------------------------------
Patricia A. Woodworth (52)                          Manager 2                                        91
1 Corporate Way                                     (1/07 to present)
Lansing, MI 48951

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Executive Vice President for Finance and Administration, Chief Financial Officer, Art Institute of Chicago (2002 to
present); Executive Vice President and Chief Financial Officer, The University of Chicago (1998 to 2002)

OTHER DIRECTORSHIPS HELD BY MANAGER:  None
------------------------------------------------------------------------------------------------------------------------



(1) Mr. Nerud is an "interested person" of the JNLNY Variable Funds due to his position with Jackson National Life Insurance Company(R), which is the parent company of the Adviser.
(2) The Chairman of the Board, interested and disinterested Managers are elected to serve for an indefinite term.


--------------------------------------------------- --------------------------------- -----------------------------------
                                                            POSITION(S) HELD
NAME, ADDRESS AND (AGE)                              WITH THE JNLNY VARIABLE FUNDS       NUMBER OF PORTFOLIOS IN FUND
                                                        (LENGTH OF TIME SERVED)       COMPLEX TO BE OVERSEEN BY MANAGER
-------------------------------------------------------------------------------------------------------------------------
OFFICERS
-------------------------------------------------------------------------------------------------------------------------
Daniel W. Koors (36)                                Vice President, Treasurer                  Not Applicable
1 Corporate Way                                     and Chief Financial Officer
Lansing, MI 48951                                   (12/06 to present)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Vice President and Chief Financial Officer of the Adviser (1/07 to present);
Vice President, Treasurer and Chief Financial Officer of other Investment
Companies advised by the Adviser (12/06 to present); Assistant Treasurer of other Investment Companies advised by the Adviser (9/06 to 12/06); Assistant
Vice President - Fund Administration of Jackson National Life Insurance Company
(8/06 to present); Partner of Deloitte & Touche LLP (2003 to June 2006); Senior
Manager of Deloitte & Touche LLP (2000 to 2003)

OTHER DIRECTORSHIPS HELD BY MANAGER:  Not Applicable
------------------------------------------------------------------------------------------------------------------------
Susan S. Rhee (35)                                  Vice President, Counsel and                Not Applicable
1 Corporate Way                                     Secretary
Lansing, MI 48951                                   (2/04 to present)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Secretary of the Adviser (11/00 to present); Vice President, Counsel, and
Secretary of other Investment Companies advised by the Adviser; Assistant Vice
President of Jackson National Life Insurance Company (8/03 to present);
Associate General Counsel of Jackson National Life Insurance Company (7/01 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER:  Not Applicable
------------------------------------------------------------------------------------------------------------------------
Steven J. Fredricks (36)                            Chief Compliance Officer                   Not Applicable
1 Corporate Way                                     (1/05 to present)
Lansing, MI 48951

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Chief Compliance Officer of the Adviser and other Investment Companies advised by the Adviser (1/05 to present); Attorney of Jackson National Life Insurance
Company (2/02 to 1/05); Contract Attorney, Godfrey & Kahn, S.C. (2001 - 2002)

OTHER DIRECTORSHIPS HELD BY MANAGER:  Not Applicable
------------------------------------------------------------------------------------------------------------------------
William V. Simon (36)                               Vice President and Assistant               Not Applicable
1 Corporate Way                                     Treasurer
Lansing, MI 48951                                   (12/06 to present)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Vice President and Chief Operating Officer of the Adviser (1/07 to present);
Assistant Vice President of Jackson National Life Insurance Company (7/04 to present); Director of Jackson National Life Insurance Company (8/00 to 7/04)

OTHER DIRECTORSHIPS HELD BY MANAGER:  Not Applicable
------------------------------------------------------------------------------------------------------------------------


COMMITTEES OF THE BOARD OF MANAGERS


The Audit Committee assists the Board of Managers in fulfilling its oversight responsibilities by providing oversight with respect to the preparation and review of the financial reports and other financial information provided by the JNLNY Variable Fund to the public or government agencies. The Audit Committee is responsible for the selection, subject to ratification by the Board, of the JNLNY Variable Fund's independent auditor, and for the approval of the auditor's fee. The Audit Committee also reviews the JNLNY Variable Fund's internal controls regarding finance, accounting, legal compliance and the JNLNY Variable Fund's auditing, accounting and financial processes generally. The Audit Committee also serves as JNLNY Variable Fund's "Qualified Legal Compliance Committee," for the confidential receipt, retention and consideration of reports of evidence of material violations under rules of the Securities and Exchange Commission. As of January 1, 2007, Messrs. Crowley, D'Annunzio, Henry and Ms. Woodworth are the members of the Audit Committee. Mr. D'Annunzio is Chair of the Audit Committee. The Audit Committee had three meetings in the last fiscal year.

The Pricing Committee oversees the valuation of portfolio securities when there are missing prices or pricing errors. Messrs. Nerud, Koors, Simon and Fredricks (non-voting member) are the members of the Pricing Committee. Actions of the Pricing Committee in determining the fair value of portfolio securities are subject to subsequent ratification by the Board. The Pricing Committee had 12 meetings in the last fiscal year.

On December 12, 2006, the Board of Managers established a Governance Committee. Mssrs. Bouchard, D'Annunzio, McLellan, Rybak and Mrs. Engler are members of the Governance Committee as of January 1, 2007. Mr. McLellan serves as Chair of the Governance Committee. Mr. D'Annunzio is an ex officio (non-voting) member of the Governance Committee. The Governance Committee is responsible for, among other things, the identification, evaluation and nomination of potential candidates to serve on the Board of Managers. The Governance Committee will accept shareholder manager nominations. Any such nominations should be sent to the JNLNY Variable Fund's Governance Committee, c/o Chair of the Governance Committee, Mr. Richard McLellan, P.O. Box 30902, Lansing, Michigan 48909-8402.


CERTAIN POSITIONS OF DISINTERESTED MANAGERS AND THEIR FAMILY MEMBERS

None of the disinterested Managers, nor any member of a disinterested Manager's immediate family, held any position (other than the disinterested Manager's position as such with the JNLNY Variable Fund or other funds in the Fund Complex) including as officer, employee, director or general partner during the two most recently completed calendar years with: (i) any Fund; (ii) an investment company, or a person that would be an investment company but for the exclusion provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as any Fund or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with an investment adviser or principal underwriter of any Fund; (iii) an investment adviser, principal underwriter or affiliated person of any Fund; or (iv) any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of any Fund.

OWNERSHIP OF MANAGERS OF SHARES IN THE FUNDS OF THE JNLNY VARIABLE FUND


As of December 31, 2006, the Managers beneficially owned the following interests in shares of the Funds:


------------------------------------------------------------------------------------------------------------------------------
                                                                                            AGGREGATE DOLLAR RANGE
                                                                                            OF EQUITY SECURITIES
                                 DOLLAR RANGE                                               IN ALL REGISTERED INVESTMENT
                                 OF EQUITY                                                  COMPANIES OVERSEEN BY
                                 SECURITIES                                                 THE MANAGER IN THE FAMILY OF
MANAGER                          IN THE FUNDS                                               INVESTMENT COMPANIES
------------------------------------------------------------------------------------------- ---------------------------------
----------------------------- ------------------------------------------------------------- ---------------------------------
Michael Bouchard              None                                                          None
----------------------------- ------------------------------------------------------------- ---------------------------------
William J. Crowley, Jr. (1)   None                                                          None
----------------------------- ------------------------------------------------------------- ---------------------------------
Dominic D'Annunzio            None                                                          None
----------------------------- ------------------------------------------------------------- ---------------------------------
Michelle Engler               None                                                          None
----------------------------- ------------------------------------------------------------- ---------------------------------
James Henry (1)               None                                                          None
----------------------------- ------------------------------------------------------------- ---------------------------------
Richard McLellan (2)          None                                                          Over $100,000
----------------------------- ------------------------------------------------------------- ---------------------------------
Mark D. Nerud (3)             None                                                          Over $100,000
----------------------------- ------------------------------------------------------------- ---------------------------------
William R. Rybak (1)          None                                                          None
----------------------------- ------------------------------------------------------------- ---------------------------------
Patricia A. Woodworth (1)     None                                                          None
----------------------------- ------------------------------------------------------------- ---------------------------------



(1) These Managers were elected to the Board of Managers effective January 1, 2007.
(2) Mr. McLellan owns a Jackson National Life Insurance Company variable annuity under which his investment is allocated to the investment divisions that invest in the Funds.
(3) Mr. Nerud is the beneficial owner of interests in certain other Funds in the Fund Complex through his participation in a qualified retirement plan maintained by Jackson for its officers and employees, which invests in certain other Funds in the Fund Complex.

As described in the Prospectus, interests in the Funds are sold only to separate accounts of Jackson NY.


OWNERSHIP BY DISINTERESTED MANAGERS OF INTERESTS IN CERTAIN AFFILIATES OF THE JNLNY VARIABLE FUND


As of December 31, 2006, none of the disinterested Managers, nor any member of a disinterested Manager's immediate family, owned beneficially or of record any securities in an adviser or principal underwriter of any Fund, or a person directly or indirectly controlling or under common control with an investment adviser or principal underwriter of any Fund.


MANAGER COMPENSATION


The officers of the JNLNY Variable Fund and the Manager who is an "interested person" receives no compensation from the JNLNY Variable Fund. Each disinterested Manager (except the Chairman of the Board) is paid by the Funds an annual retainer of $50,000, as well as a fee of $6,000 for each meeting of the Board of Managers attended. The Chairman of the Board of Managers receives an annual retainer of $70,000, as well as a fee of $6,000 for each meeting of the Board of Managers attended. The Chair of the Audit Committee receives an additional annual retainer of $10,000 for his services in that capacity. The members of the Audit Committee receive $2,500 for each Audit Committee meeting. The Chair of the Governance Committee receives an additional annual retainer of $10,000 for his services in that capacity. The members of the Governance Committee will receive $2,500 for each Governance Committee meeting. If a Manager participates in an in-person board or committee meeting by telephone, the Manager will receive half of the meeting fee.

The disinterested Managers and the Fund's Chief Compliance Officer received the following compensation for their services during the fiscal year ended December 31, 2006:


------------------------------- -------------------------------------------- -----------------------------------
                                                             PENSION OR                            TOTAL
                                                             RETIREMENT        ESTIMATED       COMPENSATION
                                     AGGREGATE                BENEFITS          ANNUAL          FROM JNLNY
                                    COMPENSATION             ACCRUED AS        BENEFITS        VARIABLE FUND
                                   FROM THE JNLNY            PART OF FUND        UPON             AND FUND
           MANAGER                 VARIABLE FUND(1)           EXPENSES         RETIREMENT         COMPLEX
------------------------------- -------------------------------------------- -----------------------------------
Michael Bouchard                          $468                   $0                $0             $75,000
-------------------------------- ----------------------- ------------------- --------------- -------------------
William J. Crowley, Jr. (2)                $0                    $0                $0                $0
-------------------------------- ----------------------- ------------------- --------------- -------------------
Dominic D'Annunzio (5)                    $642                   $0                $0             $102,500
-------------------------------- ----------------------- ------------------- --------------- -------------------
Michelle Engler                           $516                   $0                $0             $82,500
-------------------------------- ----------------------- ------------------- --------------- -------------------
Joseph Frauenheim (3)                     $532                   $0                $0             $85,000
-------------------------------- ----------------------- ------------------- --------------- -------------------
James Henry (2)                            $0                    $0                $0                $0
-------------------------------- ----------------------- ------------------- --------------- -------------------
Richard McLellan                          $516                   $0                $0             $82,500
-------------------------------- ----------------------- ------------------- --------------- -------------------
William R. Rybak (2)                       $0                    $0                $0                $0
-------------------------------- ----------------------- ------------------- --------------- -------------------
Patricia Woodworth (2)                     $0                    $0                $0                $0
-------------------------------- ----------------------- ------------------- --------------- -------------------
Steven J. Fredricks (4)                  $1,069                  $0                $0             $170,746
-------------------------------- ----------------------- ------------------- --------------- -------------------



(1) The fees paid to the independent Managers are paid for combined meetings of all Funds in the Fund Complex. The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.
(2) Managers were elected to the Board of Managers effective January 1, 2007, and therefore have not received any compensation for the year ended December 31, 2006.
(3) Mr. Frauenheim retired from the Board of Managers effective January 1, 2007.
(4) Mr. Fredricks' compensation is paid by the Funds for his duties as the Chief Compliance Officer of the Fund Complex. The expense is allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.
(5) Mr. D'Annunzio is an ex officio (non-voting) member of the Governance Committee. Therefore, he does not receive any compensation as a member of the Governance Committee.

Neither the JNLNY Variable Fund nor any of the other investment companies in the Fund Complex has adopted any plan providing pension or retirement benefits for Managers.


SELECTION OF MANAGER NOMINEES


The Board is responsible for considering manager nominees at such times as it considers electing new managers to the Board. The Board may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Board may engage from time to time and will also consider shareholder recommendations. The Board has not established specific, minimum qualifications that it believes must be met by a manager nominee. In evaluating manager nominees, the Board considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the 1940 Act; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Board also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the diversity of the Board. There are no differences in the manner in which the Board evaluates nominees for manager based on whether the nominee is recommended by a shareholder.


A shareholder who wishes to recommend a manager nominee should submit his or her recommendation in writing to the Chair of the Board, Dominic D'Annunzio, P.O. Box 30902, Lansing, Michigan 48909-8402. At a minimum, the recommendation should include:


     o The name, address, date of birth and business, educational, and/or other pertinent background of the person being recommended;

     o A statement concerning whether the person is an "interested person" as defined in the 1940 Act;

     o Any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o The name and address of the person submitting the recommendation, together with an affirmation of the person's investment, via insurance products, in the Funds and the period for which the shares have been held.


The recommendation also can include any additional information which the person submitting it believes would assist the Board in evaluating the recommendation.


Shareholders should note that a person who owns securities issued by Prudential plc (the parent company of the Funds' investment adviser and distributor) would be deemed an "interested person" under the 1940 Act. In addition, certain other relationships with Prudential plc or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."


Before the Board decides to nominate an individual as a manager, Board members customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information that must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a manager of a registered investment company.

                   PRINCIPAL HOLDERS OF THE FUNDS' INTERESTS


As of April 2, 2007, the officers and Managers of the JNLNY Variable Fund, as a group, owned less than 1% of the then outstanding interests of the JNLNY Variable Fund.

Because the interests of the Funds of the JNLNY Variable Fund have been sold only to a separate account of Jackson NY Separate Account to fund certain variable contracts ( "Contracts") issued by Jackson NY through its separate account, Jackson NY is the owner of record of all of the interests in the Funds.

As may be required by applicable law and interpretations of the staff of the SEC, Jackson NY will solicit voting instructions from owners of Contracts regarding matters submitted to interest holder vote, and will vote the interests held by its separate accounts in accord with the voting instructions received from Contract owners to whose Contracts such interests are attributable. This is sometimes referred to as "pass through" voting. Further, those interests held in the separate accounts for which no voting instructions are received from Contract owners, also will be voted by Jackson NY in the same proportions as those interests for which voting instructions are received from Contract owners. This is sometimes referred to as "echo" voting.

As of April 2, 2007, no persons beneficially owned more than 5% or more of the interests in the Fund(s).

Persons who own Variable Contracts may be deemed to have an indirect beneficial interest in the Fund shares owned by the relevant Investment Divisions. As noted above, Contract owners have the right to give instructions to the insurance company shareholders as to how to vote the Fund shares attributable to their Variable Contracts. To the knowledge of management of the Fund, as of April 2, 2007, no person may be deemed to have an indirect beneficial interest totaling more than 25% of the voting securities of any Fund.


           INVESTMENT ADVISER, SUB-ADVISER AND OTHER SERVICE PROVIDERS

INVESTMENT ADVISER


Jackson National Asset Management, LLC ("JNAM" or the "Adviser") 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the JNLNY Variable Fund. As investment adviser, the Adviser provides the JNLNY Variable Fund with professional investment supervision and management. The Adviser is a wholly owned subsidiary of Jackson National Life Insurance Company ("Jackson"), which is in turn wholly owned by Prudential plc, a publicly traded life insurance company in the United Kingdom.


The Adviser acts as investment adviser to the JNLNY Variable Fund pursuant to an Investment Advisory and Management Agreement.

The Investment Advisory and Management Agreement continues in effect for each Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by (i) a majority of the Managers who are not parties to such agreement or interested persons of any such party except in their capacity as Managers of the Fund, and (ii) the interest holders of each Fund or the Board of Managers. It may be terminated at any time upon 60 days notice by the Adviser, or by a majority vote of the outstanding interests of a Fund with respect to that Fund, and will terminate automatically upon assignment. Additional Funds may be subject to a different agreement. The Investment Advisory and Management Agreement provides that the Adviser shall not be liable for any error of judgment, or for any loss suffered by any Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement. As compensation for its services, the JNLNY Variable Fund pays the Adviser a fee in respect of each Fund as described in the Prospectus.

The JNL/Mellon Capital Management Funds are obligated to pay the Adviser the following fees:

ASSETS                                     ANNUAL RATE
------------------------------         ---------------------
 $0 to $50 million                            .37%
 $50 million to $100 million                  .31%
 $100 million to $750 million                 .28%
 Over $750 million                            .27%


The fees paid to the Adviser for the fiscal year ended December 31, 2004, December 31, 2005, and December 31, 2006, were $198,391, $409,204, and $500,982 respectively.

INVESTMENT SUB-ADVISER - MELLON CAPITAL MANAGEMENT CORPORATION


The  Adviser has  entered  into a  Sub-Advisory  Agreement  with Mellon  Capital
Management   Corporation   ("Mellon  Capital")  to  manage  the  investment  and
reinvestment of the assets of each Fund, subject to the Adviser's supervision.


Mellon Capital, a Delaware corporation and an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended, is the sub-adviser for each Fund of the JNLNY Variable Fund. Mellon Capital's address is 595 Market Street, Suite 3000, San Francisco, California 94105. Mellon Capital is a wholly owned indirect subsidiary of Mellon Financial Corporation, a publicly traded financial holding company. Effective third quarter 2007, the parent company of Mellon Capital Management Corporation will be The Bank of New York Mellon Corporation as a result of a merger between Mellon Financial Corporation and The Bank of New York Company, Inc.


PORTFOLIO MANAGER COMPENSATION STRUCTURE

PASSIVELY MANAGED MUTUAL FUND PORTFOLIO MANAGER COMPENSATION


As of January 2007, Mellon Capital's portfolio managers responsible for passively managed mutual funds are generally eligible for compensation consisting of base salary, bonus, and payments under Mellon Capital's long-term incentive compensation program. All compensation is paid by Mellon Capital and not by the mutual funds. The same methodology described below is used to determine portfolio manager compensation with respect to the management of mutual funds and other accounts.


Mutual fund portfolio managers are also eligible for the standard retirement benefits and health and welfare benefits available to all Mellon Capital employees. Certain portfolio managers may be eligible for additional retirement benefits under several supplemental retirement plans that Mellon Capital provides to restore dollar-for-dollar the benefits of management employees that had been cut back solely as a result of certain limits due to the tax laws. These plans are structured to provide the same retirement benefits as the standard retirement benefits. In addition, mutual fund portfolio managers whose compensation exceeds certain limits may elect to defer a portion of their salary and/or bonus under the Mellon Financial Corporation deferred compensation plan.

A portfolio manager's base salary is determined by the manager's experience and performance in the role, taking into account the ongoing compensation benchmark analyses. A portfolio manager's base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs.


A portfolio manager's bonus is determined by a number of factors. One factor is performance of the mutual fund relative to expectations for how the mutual fund should have performed, given its objectives, policies, strategies and limitations, and the market environment during the measurement period. For index funds, the performance factor depends on how closely the portfolio manager tracks the mutual fund's benchmark index over a one-year period. Additional factors include the overall financial performance of Mellon Capital, the performance of all accounts (relative to expectations) for which the portfolio manager has responsibility, the portfolio manager's contributions to the investment management functions within the sub-asset class, contributions to the development of other investment professionals and supporting staff, and overall contributions to strategic planning and decisions for the investment group. The target bonus is expressed as a percentage of base salary. The actual bonus paid may be more or less than the target bonus, based on how well the manager satisfies the objectives stated above. The bonus is paid on an annual basis. All of the factors listed above are considered in determining a portfolio manager's bonus. The performance of the Fund is only one factor and is considered along side all of the others. Bonus determinations are subjective and in the discretion of the manager. There is no formula that is applied to weight the factors listed above.


Under the long-term incentive compensation program, certain portfolio managers are eligible to receive a payment from Mellon Capital's long-term incentive compensation plan based on their years of service, job level and, if applicable, management responsibilities. Each year, a portion of the firm's profits is allocated to the long-term incentive compensation award. The annual awards are paid after three years.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST


The following table reflects information as of December 31, 2006:


JNL/Mellon Capital Management Nasdaq(R) 15 Fund                        NUMBER OF                    TOTAL
Susan Ellison, Richard Brown, Karen Wong                               ACCOUNTS                     ASSETS
                                                                 -----------------------    ------------------------
registered investment companies: .......................                   39                   $14.26 billion
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   30                   $47.88 billion
                                                                 -----------------------    ------------------------
other accounts:.........................................                   33                   $28.97 billion
                                                                 -----------------------    ------------------------



JNL/Mellon Capital Management Value Line(R) 25 Fund
Susan Ellison, Richard Brown, Karen Wong                               NUMBER OF                    TOTAL
                                                                        ACCOUNTS                    ASSETS
registered investment companies: .......................                   39                   $14.26 billion
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   30                   $47.88 billion
                                                                 -----------------------    ------------------------
other accounts:.........................................                   33                   $28.97 billion
                                                                 -----------------------    ------------------------

JNL/Mellon Capital Management DowSM Dividend Fund
Susan Ellison, Richard Brown, Karen Wong                               NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS
registered investment companies: .......................                   39                   $14.26 billion
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   30                   $47.88 billion
                                                                 -----------------------    ------------------------
other accounts:.........................................                   33                   $28.97 billion
                                                                 -----------------------    ------------------------

JNL/Mellon Capital Management S&P(R) 24 Fund
Susan Ellison, Richard Brown, Karen Wong                               NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS
registered investment companies: .......................                   39                   $14.26 billion
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   30                   $47.88 billion
                                                                 -----------------------    ------------------------
other accounts:.........................................                   33                   $28.97 billion
                                                                 -----------------------    ------------------------


CONFLICTS OF INTEREST

At Mellon Capital Management Corporation, individual portfolio managers may manage multiple accounts for multiple clients. Mellon manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by select corporate officers. Mellon has developed control procedures to ensure that no one client, regardless of type, is intentionally favored at the expense of another.


SECURITY OWNERSHIP OF PORTFOLIO MANAGER(S) FOR THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND, JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 25 FUND, JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, AND JNL/MELLON CAPITAL MANAGEMENT S&P(R)24 FUND


---------------------------------------- ------------------- ---------------------- --------------------
SECURITY OWNERSHIP OF PORTFOLIO
MANAGERS                                   Susan Ellison         Richard Brown          Karen Wong
---------------------------------------- ------------------- ---------------------- --------------------
None                                             X                     X                     X
---------------------------------------- ------------------- ---------------------- --------------------
$1-$10,000
---------------------------------------- ------------------- ---------------------- --------------------
$10,001-$50,000
---------------------------------------- ------------------- ---------------------- --------------------
$50,001-$100,000
---------------------------------------- ------------------- ---------------------- --------------------
$100,001-$500,000
---------------------------------------- ------------------- ---------------------- --------------------
$500,001-$1,000,000
---------------------------------------- ------------------- ---------------------- --------------------
Over $1,000,000
---------------------------------------- ------------------- ---------------------- --------------------


Under the Sub-Advisory ANNUAL Agreement, Mellon Capital RATE provides each Fund with discretionary investment services. Specifically, Mellon Capital is responsible for supervising and directing the investments of each Fund in accord with each Fund's investment objective, program, and restrictions as provided in the Prospectus and this Statement of Additional Information. Mellon Capital is also responsible for effecting all security transactions on behalf of each Fund. The Sub-Advisory Agreement also provides that Mellon Capital, its directors, officers, employees, and certain other persons performing specific functions for the Funds will only be liable to the Funds for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.


The Sub-Advisory Agreement continues in effect for each Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by a majority of the Managers who are not parties to such agreement or interested persons of any such party except in their capacity as Managers of the Fund and by the interest holders of each Fund or the Board of Managers. It may be terminated at any time upon 60 days' notice by the Adviser or upon 90 days' notice by the sub-adviser, or by a majority vote of the outstanding interests of a Fund with respect to that Fund, and will terminate automatically upon assignment or upon the termination of the investment management agreement between the Adviser and the Fund. Additional Funds may be subject to a different agreement. The Sub-Advisory Agreement also provides that Mellon Capital is responsible for compliance with the provisions of Section 817(h) of the Internal Revenue Code of 1986, as amended ("Code"), applicable to each Fund (relating to the diversification requirements applicable to investments in funds underlying variable annuity contracts).


The Adviser is obligated to pay Mellon Capital out of the advisory fee it receives from each Fund the following fees:


ASSETS                                           ANNUAL RATE
-----------------------------                   -------------
First $50 million                                    0.12%
Next $50 million                                     0.06%
$100 million to $750 million                         0.03%
Over $750 million                                   0.015%


The break points apply to the assets of each Fund separately.


LICENSE AGREEMENTS. Jackson has entered into a License Agreement with Dow Jones & Company under the terms of which the Funds and Jackson NY are permitted to use and refer to certain copyright, trademark and proprietary rights and trade secrets of Dow Jones & Company.

Jackson has entered into a License Agreement with Standard & Poor's(R). The JNL/Mellon Capital Management S&P(R) 24 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which are determined, composed and calculated by S&P without regard to the Licensee or the Fund. S&P has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.


S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


Jackson has entered into a License Agreement with Value Line(R). Value Line Publishing, Inc.'s ("VLPI") only relationship to Jackson is VLPI's licensing to Jackson of certain VLPI trademarks and trade names and the Value Line Timeliness Ranking System (the "System"), which is composed by VLPI without regard to Jackson, this Product or any investor. VLPI has no obligation to take the needs of Jackson or any investor in the Product into consideration in composing the System. The Product results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.


VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.


The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc.(including its affiliates) (Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R), and
Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The  Nasdaq-100(R),"   "Nasdaq-100  Index(R),"  "Nasdaq  Stock  Market(R)"  and
"Nasdaq(R)" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R) 15 Fund. The JNL/Mellon Capital Management Nasdaq(R) 15 Fund is not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND.

ADMINISTRATIVE FEE. Each Fund pays to JNAM L.L.C., as administrator of the Fund ( "Administrator"), an Administrative Fee. Each Fundpays an Administrative Fee of 0.15% of the average daily net assets of the Fund. In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, the Administrator, at its own expense, arranges for legal, audit, fund accounting, custody, printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses. Each Fund is also responsible for registration fees, licensing costs, directors and officers insurance and the fees and expenses of the disinterested Managers and of independent legal counsel to the disinterested Managers. The fees paid by the Fund to the Administrator for the fiscal year ended December 31, 2004, December 31, 2005, and December 31, 2006, were $74,118.67, $172,988.31, and $217,247, respectively.


CUSTODIAN AND TRANSFER AGENT. Mellon Trust of New England, N.A. (formerly Boston Safe Deposit & Trust Company), One Boston Place, Boston, Massachusetts 02108, acts as custodian for each Fund of the JNLNY Variable Fund. In general, the custodian is responsible for holding the cash and securities of the Funds and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Funds. The custodian is affiliated with Mellon Capital Management Corporation.

JNAM is the transfer agent and dividend-paying agent for each Fund of the JNLNY Variable Fund.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The Managers have appointed KPMG LLP as the Fund's independent registered public accounting firm. KPMG LLP, 303
E. Wacker Drive, Chicago, Illinois 60601, will audit and report on the Fund's annual financial statements and will perform other professional accounting, auditing and advisory services when engaged to do so by the Fund.

THE DISTRIBUTOR. Jackson National Life Distributors LLC ( "Distributors" or "JNLD"), 7601 Technology Way, Denver, Colorado 80237, is the distributor of the shares of the Fund. JNLD is a wholly owned subsidiary of Jackson, which is in turn wholly owned by Prudential plc, a publicly traded life insurance company in the United Kingdom. The Distribution Agreement was approved by the Board of Managers on August 31, 2006.


RULE 12B-1 PLAN. Rule 12b-1 under the 1940 Act prohibits an investment company, or any separate series or class of shares, from engaging "directly or indirectly in financing any activity which is primarily intended to result in the sale of shares issued by such company, including but not necessarily limited to, advertising, compensation of underwriters, dealers, and sales personnel, the printing and mailing of prospectuses to other than current shareholders, and the printing and mailing of sales literature," unless the company has adopted a written plan authorizing those expenditures in compliance with Rule 12b-1.


On August 31, 2006, the Board, including all of the Independent Managers, approved the continuation of the Rule 12b-1 Plan pursuant to the Rule 12b-1 with respect to the Class A interests of each Fund. Also at that meeting, the Board, including all of the Independent Managers, approved a related Distribution
Agreement with JNLD, appointing JNLD as distributor of the interests of each Company. JNLD currently serves as distributor for other investment companies advised by JNAM and for Variable Contracts issued by Jackson and Jackson NY.


Current interest holders of each Fund, who will become the Class A interest holders of that Fund under the multi-class plan, must approve the Rule 12b-1 Plan before it may become effective for that Fund. This description of the Rule 12b-1 Plan and the Distribution Agreement is qualified in its entirety by reference to the Rule 12b-1 Plan and the Distribution Agreement.

Under the Rule 12b-1 Plan, each Fund will accrue daily and pay quarterly to JNLD a Rule 12b-1 fee at a maximum annual rate of 0.20% of the average daily net assets attributable to the Class A interests of the Fund. To the extent consistent with the Rule 12b-1 Plan and applicable law, JNLD may use the Rule 12b-1 fees to reimburse itself or compensate broker-dealers, administrators, or others for providing distribution, administrative or other services. The types of services and expenses that may be reimbursed or compensated pursuant to the Rule 12b-1 Plan include, but are not limited to, the following:

     o Developing, preparing, printing, and mailing of advertisements, sales literature and other promotional material describing and/or relating to the Funds, including materials intended for use by Jackson and its affiliates, or for broker-dealer only use or retail use;

     o Holding or participating in seminars and sales meetings for registered representatives designed to promote the distribution of the Funds;


     o Payment of servicing fees requested by broker-dealers or other financial intermediaries who sell Variable Contracts that offer the Funds;

     o Obtaining information and providing explanations to Variable Contract owners regarding the Funds' investment objectives and policies and other information about the Funds, including the performance of the Funds;

     o Training sales personnel regarding the sale of Variable Contracts that relate to the Funds offered in those Variable Contracts; and


     o Financing any other activity that the Board determines are primarily intended directly or indirectly to result in the servicing or sale of Fund interests.

FUND TRANSACTIONS AND BROKERAGE. Pursuant to the Sub-Advisory Agreement, the sub-adviser is responsible for placing all orders for the purchase and sale of portfolio securities of the Fund with broker-dealers selected in their discretion. The sub-adviser is obliged to place orders for the purchase and sale of securities with the objective of obtaining the most favorable overall results for the Fund ("best execution"), and the sub-adviser has adopted policies and procedures intended to assist it in fulfilling that obligation. In doing so, a Fund may pay higher commission rates than the lowest available when sub-adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker-dealer effecting the transaction, as discussed below.

The cost of securities transactions for each portfolio consist not only of brokerage commissions (for transactions in exchange-traded equities and certain derivative instruments) or dealer or underwriter spreads for other types of securities, but also may include the market price impact of the Funds' transactions. Over-the-counter stocks, bonds and money market instruments are generally traded on a net basis and do not normally involve brokerage commissions.

Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the over-the-counter market, the sub-adviser may deal directly with dealers who make a market in the securities. Such dealers usually act as principals for their own account. Securities may also be purchased from various market centers.

In selecting broker-dealers through which to effect transactions, the sub-adviser gives consideration to a number of factors described in its policy and procedures. The sub-adviser's policies and procedures generally include as factors for consideration such matters as price, confidentiality, broker-dealer spread or commission, if any, the reliability, integrity and financial condition of the broker-dealer, size of the transaction and difficulty of execution. Consideration of these factors by the sub-adviser, either in terms of a particular transaction or the sub-adviser's overall responsibilities with respect to the Fund and any other accounts managed by the sub-adviser, could result in the Fund paying a commission or spread on a transaction that is in excess of the amount of commission or spread another broker-dealer might have charged for executing the same transaction.


Under the terms of the Sub-Advisory Agreement, and subject to best execution, the sub-adviser also expressly is permitted to give consideration to the value and quality of any "brokerage and research services" (as defined under Section 28(e) of the Securities Exchange Act of 1934, as amended), including securities research, statistical, quotation, or valuation services provided to the sub-adviser by the broker-dealer. In placing a purchase or sale order, the sub-adviser may use a broker-dealer whose commission in effecting the transaction is higher than that another broker-dealer might have charged for the same transaction if the sub-adviser determines in good faith that the amount of the higher commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the sub-adviser's overall responsibilities with respect to the Fund and any other accounts managed by the sub-adviser. Research services provided by broker-dealers include advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling securities, the availability of securities or purchasers or sellers of securities, and analyses and reports concerning issuers, industries, securities, economic factors and trends and portfolio strategy. Research services provided by broker-dealers through which the sub-adviser effects Fund transactions may be used by the sub-adviser in serving any or all of its accounts, and not all such services may be used by the sub-adviser in connection with the sub-adviser's services to the Fund.


Where new issues of securities are purchased by a Fund in underwritten fixed price offerings, the underwriter or another selling group member may provide research services to a sub-adviser in addition to selling the securities to the Fund or other advisory clients of the sub-adviser.


During  the  fiscal  year  ended  December  31,  2006,  the Funds did not direct
portfolio  securities   transactions,   nor  pay  any  commissions  thereon,  to
broker-dealers which provided research services to the Funds' sub-advisers.


The Managers periodically review the sub-adviser's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Funds and review commissions paid by the Funds over a period of time to determine if they are reasonable in relation to the benefit to the Funds.

Portfolio transactions for a Fund may be executed on an agency basis through broker-dealers that are affiliated with the Fund, the Adviser or a sub-adviser, if, in the sub-adviser's judgment, the use of such affiliated broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, the affiliated broker-dealer charges the Fund a commission rate consistent with those charged by the affiliated broker-dealer to comparable unaffiliated customers in similar transactions.

All transactions with affiliated broker-dealers must comply with Rule 17e-1 under the 1940 Act, and are reported to and reviewed by the Managers on a regular basis.

Subject to compliance with Rule 10f-3 under the 1940 Act, the sub-adviser is permitted to purchase securities from an underwriting syndicate in which an affiliate of the sub-adviser is a member. All such transactions are reported to and reviewed by the Managers on a regular basis.

Subject to compliance with Rule 17a-7 under the 1940 Act, the sub-adviser is permitted to cause a Fund to purchase securities from or sell securities to another account, including another investment company, advised by the sub-adviser. All such transactions are reported to and reviewed by the Managers on a regular basis.

There are occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for the Fund and for other accounts served by the Adviser or a sub-adviser, or an affiliated company. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the Fund, they are effected only when the Adviser or the sub-adviser believes that to do so is in the interest of the Fund and the other accounts participating. When such concurrent authorizations occur the executions will be allocated in an equitable manner.

During the past three fiscal years, the Funds paid the following amounts in brokerage commissions for portfolio transactions:


                                                 FISCAL YEAR     FISCAL YEAR       FISCAL YEAR
                                                 ENDED           ENDED             ENDED
                                                 DECEMBER 31,    DECEMBER 31,      DECEMBER 31,
FUND                                             2006            2005              2004
--------------------------------------------     ------------    --------------    --------------
JNL/Mellon Capital Management Global 15 Fund         $12,440            $11,260           $6,285
   (NY) (1)
JNL/Mellon Capital Management DowSM 10 Fund            6,380              7,812            8,931
   (NY) (1)
JNL/Mellon Capital Management S&P(R) 10 Fund (NY)      7,197             19,999           33,266
   (1)
JNL/Mellon Capital Management Nasdaq(R) 15 Fund          769              2,793              431
   (NY)
JNL/Mellon Capital Management Value Line(R) 25        16,633              7,702           10,882
   Fund (NY)
JNL/Mellon Capital Management DowSM Dividend           7,630                  0                0
   Fund (NY)
JNL/Mellon Capital Management S&P(R) 24 Fund (NY)        282                  0                0


(1) The JNL/Mellon Capital Management Global 15 Fund (NY), JNL/Mellon Capital Management DowSM 10 Fund (NY), and the JNL/Mellon Capital Management S&P(R) 10 Fund (NY) are being merged into the JNL/Mellon Capital Management JNL 5 Fund of the JNL Variable Fund LLC as of April 30, 2007.


During the past three fiscal years, the Funds paid the following amounts in brokerage commissions to affiliated broker-dealers:



                                 FISCAL YEAR          FISCAL YEAR            PERIOD
                               ENDED DECEMBER       ENDED DECEMBER       ENDED DECEMBER
NAME OF BROKER/DEALER             31, 2006             31, 2005             31, 2004
---------------------         ----------------      --------------       ---------------
Curian Clearing, Division of ICA     $0                   $0                 $28,299


The broker-dealer listed above is affiliated with the Fund through the Adviser.


As of December 31, 2006, the following Funds owned securities of one of the Fund's regular broker-dealers, or a publicly traded parent company of such broker-dealer:

                                                                                VALUE OF SECURITIES
                   FUND                               BROKER-DEALER             OWNED (IN THOUSANDS)
---------------------------------------------    -----------------------    ------------------------

JNL/Mellon Capital Management DowSM 10 Fund       JPMorgan Securities Inc.            $2,484
JNL/Mellon Capital Management S&P(R) 10 Fund      Lehman Brothers Inc.                 3,141



CODE OF ETHICS. To mitigate the possibility that a Fund will be adversely affected by personal trading of employees, the JNLNY Variable Fund, the Adviser, and Mellon Capital have adopted Codes of Ethics ("Codes") under Rule 17j-1 of the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940, as amended. These Codes contain policies restricting securities trading in personal accounts of the portfolio managers and others who normally come into possession of information regarding portfolio transactions of the Funds. The JNLNY Variable Fund's and the Adviser's Code complies, in all material respects, with the recommendations of the Investment Company Institute. Subject to the requirements of the Codes, employees may invest in securities for their own investment accounts, including securities that may be purchased or held by the Funds.


PROXY VOTING FOR SECURITIES HELD BY THE FUNDS. The Board of Managers has adopted the proxy voting policy and procedure ("Policy") of the Adviser, pursuant to which the Managers have delegated proxy voting responsibility to the Adviser, and pursuant to which the Adviser has delegated proxy voting responsibility to each of the Sub-Advisers. The Fund has adopted each of the Sub-Adviser's proxy voting policies and procedures ("Policies"). The policies and procedures (or summaries) are attached to this SAI. The Managers will review each Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Funds' Shareholders, the Adviser, or the Sub-Advisers, the Sub-Advisers will generally vote the proxies related to the companies giving rise to such conflict, and report to the Board on such conflicts.

The Policy is designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The sub-adviser generally reviews each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders. The sub-adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. In addition, the sub-adviser will monitor situations that may result in a conflict of interest between the Funds' shareholders and the sub-adviser, or affiliates of the Funds. A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30 are available (1) without charge, upon request by calling 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution), (2) on Jackson NY's website at WWW.JNLNY.COM, and (3) on the Securities and Exchange Commission's website at WWW.SEC.GOV.


                       DISCLOSURE OF PORTFOLIO INFORMATION

POLICIES AND PROCEDURES

I.   INTRODUCTION


JNAM is the investment adviser to the Funds and certain non-affiliated sub-advisers conduct the day-to-day management of the Funds. Pursuant to the sub-advisers' respective "Sub-Advisory Agreements" with JNAM, the sub-advisers make the investment decisions for the Funds, including determinations as to the purchase and sale of securities for the Funds and the disposition of the assets for the Funds. The Adviser, pursuant to exemptive relief granted by the SEC, is a "Manager of Managers," and monitors and reviews the performance of the sub-advisers and the Funds. In providing this oversight function, JNAM regularly reports to the Funds' Board related to sub-adviser management, trading, and compliance functions. The Adviser does not make individual investment decisions on behalf of the Funds. The Adviser does not have a portfolio management department and does not operate a trading desk. The Adviser provides the Funds with various services, including, but not limited to, compliance, fund accounting, transfer agency services, due diligence, and administrative services. The Funds underlie certain variable products sponsored by Jackson and Jackson NY, and are primarily sold to the separate accounts of those variable products. The Funds are also sold to participants in certain "Qualified Retirement Plans."

Certain of the Funds underlie variable products sponsored by Jackson and Jackson NY, and are primarily sold to the separate accounts of those variable products, and are also sold to participants in certain "Qualified Retirement Plans." Certain of the Funds are sold to the public as retail mutual funds.


II.  STATEMENT OF POLICY


JNAM, the Distributor, and the Funds' Board have approved and adopted policies and procedures governing the disclosure of information regarding the Funds' portfolio holdings. In adopting these policies and procedures, the Funds' Board assessed the use of Fund portfolio information, and the manner in which such information is conveyed to other parties, including the shareholders (contractholders). The procedures are designed to control the disclosure of Fund portfolio information. These policies and procedures are intended to balance the interests of the Funds' shareholders and their access to portfolio information, with the interests of JNAM and the Distributor in the administration and management of the Funds. The Funds' Board may amend these policies and procedures from time to time, as it may deem appropriate in the interests of the Funds and their shareholders, and/or in response to changes in the Federal Securities Laws.

As a general matter, it is the policy that public disclosure of information concerning the Funds' portfolio holdings should allow all relevant parties consistent and equal access to portfolio information. In applying these principles, the Funds' portfolio disclosures shall be made at times and in circumstances under which it may promptly become generally available to the brokerage community and the investing public.


     A. POLICY REQUIREMENTS. In order to implement this policy, the procedures generally provide that:

          (i) Information about the Funds' portfolio holdings may not, except as set forth herein, be disclosed until it is either filed with the SEC, or mailed out to shareholders, which filing or mailing will not be made sooner than thirty (30) days after quarter end;


          (ii) Portfolio holdings information that is solely available in other regulatory reports or filings (such as U.S. Treasury Department filings) may not be disclosed, except as expressly authorized by the Funds' President;

         (iii) Portfolio holdings information for certain of the Funds(1) (including, but not limited to, the "Fund of Funds," "ETF Funds," "Target Funds," and "Index Funds") that is more current than that in reports or other filings filed electronically with the SEC may be disclosed in certain printed materials provided the information is posted on the Funds' website one (1) day prior to the use of any printed materials; and


          (iv) Information about the Funds' portfolio holdings shall not be disclosed by the Funds, JNAM, the Distributor, and personnel at the foregoing entities, to obtain compensation or consideration.

          The foregoing, general policy requirements may not apply to certain of the Funds, including, but not limited, to the money market portfolios.

     B. PUBLIC DISCLOSURES. Information regarding each Fund's portfolio holdings will be disclosed to the public as required or permitted by applicable laws, rules or regulations, such as in annual and semi-annual shareholder reports and other reports or filings with the SEC. Such reports shall be released not sooner than thirty (30) days after the end of the relevant reporting period, or after such period required under applicable law.

III. DISCLOSURES


In accordance with the foregoing policies, the Funds and the Distributor may periodically disclose portfolio holdings information.

     A.   PORTFOLIO OVERVIEWS.

          (i) ACTIVELY MANAGED FUNDS. The Funds and the Distributor may disclose the Funds' ten (10) largest portfolio holdings in monthly overviews in connection with the distribution of actively managed Fund shares. The monthly overview updates may not be released earlier than thirty (30) days after the end of the relevant month and shall not be provided to any broker-dealer on a preferential basis. The Funds will disclose their ten (10) largest portfolio holdings on the Funds' website at WWW.JNL.COM or WWW.JNLNY.COM one (1) day prior to the use of any printed materials.

          (ii) INDEX FUNDS, ETF FUNDS, FUND OF FUNDS, AND TARGET FUNDS. For the Index Funds, the ETF Funds, the Fund of Funds, and the Target Funds (generally, those Funds sub-advised by Standard & Poor's Investment Advisory Services LLC and/or Mellon Capital Management Corp.), the Funds and the Distributor may periodically disclose complete or partial portfolio holdings, and/or allocations, thirty (30) days after any of the following:

               (A)  The relevant reporting periods;

               (B)  The "Stock Selection Date"; or

               (C)  The  effective   date  of  new  money   allocations   and/or
                    rebalances.

               Provided that such disclosures are not provided to any broker-dealers on a preferential basis. The Funds will disclose such portfolio holdings on the Funds' website at WWW.JNL.COM or WWW.JNLNY.COM one (1) day prior to the use of any printed materials.


     B. SERVICE PROVIDERS. The Funds may disclose their portfolio holdings to mutual fund databases and rating services (such as Lipper and Morningstar):

          (i) On a quarterly basis, however, such holdings information shall be released not sooner than thirty (30) days after the end of the relevant reporting period;

          (ii) At such time as those service providers may request; and/or


          (iii) As necessary for JNAM and the Funds to obtain materials and information from the service providers and/or rating services.


          The disclosure of portfolio holdings to service providers is generally made for the purpose of obtaining ratings for the Funds and enabling such service providers to provide such portfolio holding information to the public as they typically provide for other rated mutual funds. Any disclosure to mutual fund databases and rating services shall be made subject to a confidentiality agreement or confidentiality provisions limiting the use of such information to the approved purposes.

     C. OTHER DISCLOSURES. The Funds periodically provide information concerning their portfolio holdings to the Adviser's consultants, service providers, and the Funds' Board in connection with transactions/services provided to, or on behalf of, the Funds. In addition to the Adviser, these service providers may include any sub-adviser, distributor, auditor, and/or legal counsel to the funds, the trustees or the service providers. The Funds may also disclose portfolio holding information to any person who expressly agrees in writing to keep the disclosed information in confidence, and to use it only for purposes expressly authorized by the Fund. Furthermore, as authorized by the Funds' President, in writing, and upon his/her determination that such disclosure would be in the interests of the relevant Fund and its shareholders, a Fund may disclose portfolio holding information.

     D. REGULATORY DISCLOSURES. The Funds may also disclose portfolio holdings information to any regulator in response to any regulatory requirement, or any regulatory inquiry or proceeding, and to any person, to the extent required by order or other judicial process.

IV.  REPORTING, RECORDKEEPING, AND EXCEPTIONS

Any exceptions to these policies and procedures authorized by the Funds' President shall be reported to the Funds' Board. The Funds' Board shall also receive annual reports concerning the operation of these policies and procedures. The Funds' Board may amend these policies and procedures from time to time, as it may deem appropriate in the interests of the Funds and their shareholders, and/or in response to changes in the Federal Securities Laws. All disclosures made pursuant to these policies and procedures, for both JNAM and the Funds, must be preserved for a period of not less than six (6) years, the first (2) years in an appropriate office of JNAM.

                 PURCHASES, REDEMPTIONS AND PRICING OF INTERESTS


The Separate Account may purchase interests of the Funds at their net asset value. Interests are purchased using premiums received on policies issued by Jackson NY. The Separate Account is funded by interests of the Funds.


All investments in the Funds are credited to the interest holder's account in the form of full and fractional interests of the designated Funds (rounded to the nearest 1/1000 of an interest). The JNLNY Variable Fund does not issue interest certificates.

As stated in the Prospectus, the net asset value ("NAV") of each Fund's interests is determined once each day on which the New York Stock Exchange ("NYSE") is open (a "Business Day") at the close of the regular trading session of the NYSE (normally 4:00 p.m., Eastern Time, Monday through Friday). The NAV of a Fund's interests is not determined on the days the NYSE is closed, which days generally are New Year's Day, Martin Luther King Jr. holiday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

The NAV of a Fund is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of interests outstanding. In determining NAV, securities listed on the national securities exchanges, the NASDAQ National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Securities that are traded on the over-the-counter market are valued at their closing bid prices. The values of foreign securities and currencies are translated to U.S. dollars using exchange rates in effect at the time of valuation. Short-term securities maturing within 60 days are valued on the amortized cost basis. Because the calculation of a Fund's NAV does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation, the Fund's procedures for pricing of portfolio securities authorize the Administrator, subject to verification by the Managers, to determine the "fair value" of such securities for purposes of calculating a Fund's NAV. This will occur if the Administrator determines that a "significant event" has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of the Fund's NAV calculation. A significant event is one that can be expected materially to affect the value of such securities. Effective March 1, 2003, certain specified percentage movements in U.S. equity market indices will be deemed under the Fund's pricing procedures to be a "significant event." Accordingly, on any day when such specified percentage movements in U.S. equity market indices occur, the Administrator will adjust the closing prices of foreign portfolio securities, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the "fair value" of such securities for purposes of determining a Fund's NAV.

The Managers have adopted procedures pursuant to which the Administrator may determine, subject to ratification by the Managers, the "fair value" of securities for which a current market price is not available.

The Fund may suspend the right of redemption for any Fund only under the following unusual circumstances: (a) when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the Securities and Exchange Commission has by order permitted a suspension of redemption for the protection of interest holders.

       DESCRIPTION OF INTERESTS; VOTING RIGHTS; INTEREST HOLDER INQUIRIES

DESCRIPTION OF INTERESTS. The JNLNY Variable Fund may issue an unlimited number of full and fractional interests of each Fund and divide or combine such interests into a greater or lesser number of interests without thereby changing the proportionate interests in the Fund. Each interest of a Fund represents an equal proportionate interest in that Fund with each other interest. The JNLNY Variable Fund reserves the right to create and issue any number of series of interests. In that case, the interests of each series would participate equally in the earnings, dividends, and assets of the particular Fund. Upon liquidation of a Fund, interest holders are entitled to share pro rata in the net assets of such Fund available for distribution to interest holders. Each issued and outstanding interest in a Fund is entitled to participate equally in dividends and distributions declared by its corresponding Fund, and in the net assets of the Fund remaining upon liquidations or dissolution after outstanding liabilities are satisfied. The interests of each Fund, when issued, are fully paid and non-assessable. They have no preemptive, conversion, cumulative dividend or similar rights. They are freely transferable. Interests in a Fund do not have cumulative rights. This means that owners of more than half of the JNLNY Variable Fund's interests voting for election of Managers can elect all the Managers if they so choose. Then, the remaining interest owners would not be able to elect any Managers.

VOTING RIGHTS. Interest holders are entitled to one vote for each interest held. Interest holders may vote on the election of Managers and on other matters submitted to meetings of interest holders. In regard to termination, sale of assets, or change of investment restrictions, the right to vote is limited to the holders of interests of the particular Fund affected by the proposal. When a majority is required under the 1940 Act, it means the lesser of 67% or more of the interests present at a meeting when the holders of more than 50% of the outstanding interests are present or represented by proxy, or more than 50% of the outstanding interests.


Because the interests in the Funds of JNLNY Variable Fund have been sold only to a separate account of Jackson NY to fund certain variable contracts ( "Contracts") issued by Jackson NY through its separate account, Jackson NY is the owner of record of all of the interests in the Funds. As may be required by applicable law and interpretations of the staff of the SEC, Jackson NY will solicit voting instructions from owners of Contracts regarding matters submitted to interest holder vote, and will vote the interests held by its separate accounts in accord with the voting instructions received from Contract owners to whose Contracts such interests are attributable. This is sometimes referred to as "pass through" voting. Further, those interests held in the separate accounts for which no voting instructions are received from Contract owners, also will be voted by Jackson NY in the same proportions as those interests for which voting instructions are received from Contract owners. This is sometimes referred to as "echo" voting. The Amended and Restated Operating Agreement of the Fund provides that a majority of the interests entitled to vote shall be a quorum for the transaction of business at a meeting of interest holders. As a result of proportional voting the vote of a small number of contract owners could determine the outcome of a proposal subject to shareholder vote.


INTEREST HOLDER INQUIRIES. All inquiries regarding the JNLNY Variable Fund should be directed to the JNLNY Variable Fund at the telephone number or address shown on the cover page of the Prospectus.

                                  TAX STATUS

The JNLNY Variable Fund consists of JNL/Mellon Capital Management Funds.

JNL/MELLON CAPITAL MANAGEMENT FUNDS


The only owners of any JNL/Mellon Capital Management Fund are Jackson NY separate accounts that hold such interests pursuant to variable annuity and variable life insurance contracts. As a limited liability company whose interests are sold only to Jackson NY Separate Accounts, the JNLNY Variable Fund and its JNL/Mellon Capital Management Funds are disregarded as entities for purposes of federal income taxation.

Jackson NY, through its separate accounts, is treated as owning the assets of the JNL/Mellon Capital Management Funds directly and its tax obligations thereon are computed pursuant to Subchapter L of the Code (which governs the taxation of insurance companies). Under current tax law, interest, dividend income and capital gains of the JNL/Mellon Capital Management Funds are not taxable to the JNL/Mellon Capital Management Funds, and are taxed as part of the operations of Jackson NY.


CONTRACT OWNERS

Under current tax law, increases in policy value resulting from interest, dividend income and capital gains are not currently taxable to (nor are losses currently deductible by) policy owners, when left to accumulate within a variable annuity policy. Additional information relating to the tax treatment of the variable annuity policies for which the Funds serve as underlying funding alternatives is contained in the prospectuses for those policies.

INTERNAL REVENUE CODE DIVERSIFICATION REQUIREMENTS


Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts (that is, the assets of the Funds) that fund contracts such as the variable annuity policies issued by Jackson NY. Failure to satisfy those standards would result in imposition of federal income tax on a variable annuity or variable life insurance policy owner with respect to the increase in the value of the variable annuity or variable life insurance policy. Section 817(h)(2) provides that a segregated asset account that funds contracts such as the variable annuity or variable life insurance policies is treated as meeting the diversification standards if, as of the close of each calendar quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of those assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.


Treasury Regulations amplify the diversification standards set forth in Section 817(h) and provide an alternative to the provision described above. Under the regulations, a segregated asset account, such as the Fund of a JNL/Mellon Capital Management Fund, will be deemed adequately diversified if (i) no more than 55% of the value of the total assets of the Fund is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

Each JNL/Mellon Capital Management Fund is managed with the intention of complying with these alternative diversification requirements under the Treasury Regulations. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which could affect the investment performance of a Fund.

                              FINANCIAL STATEMENTS


The financial statements of the JNLNY Variable Fund I for the period ended December 31, 2006, are incorporated by reference (which means they legally are a part of this SAI) from the JNLNY Variable Fund's Annual Report to interest holders. The Annual Report is available at no charge upon written or telephone request to the JNLNY Variable Fund at the address and telephone number set forth on the front page of this Statement of Additional Information.


--------

(1) The Fund of Funds, ETF Funds, Target Funds, and Index Funds (such as the JNL/S&P Managed Conservative Fund, the JNL/S&P Growth Retirement Strategy Fund, the Jackson Perspective 5 Fund, and the JNL/Mellon Capital Management International Index Fund) generally include those Funds sub-advised by Standard & Poor's Investment Advisory Services LLC and/or Mellon Capital Management Corp. The Fund of Funds, ETF Funds, Target Funds, and Index Funds have distinct investment strategies and these policies and procedures recognize that more frequent disclosure of portfolio holdings information may be required for the benefit of shareholders.

                     JACKSON NATIONAL ASSET MANAGEMENT, LLC

               PROXY VOTING POLICIES AND RECORDKEEPING PROCEDURES

I.   INTRODUCTION

The Funds are required to file an annual record of their respective proxy votes with the SEC by August 31st of each year on Form N-PX. The period covered by the Funds' Form N-PX filing with the SEC is July 1st through June 30th of the following year.

JNAM views the proxy voting process as a component of the investment process and, as such, seeks to ensure that all proxy proposals are voted with the primary goal of seeking the optimal benefit for its clients. JNAM maintains a policy of seeking to protect the best interests of its clients should a proxy issue potentially implicate a conflict of interest between its clients and JNAM or its affiliates. Schedule A lists the Funds to which this policy relates.

While JNAM is the investment adviser to the Funds, certain affiliated and non-affiliated sub-advisers ("Sub-Advisers") conduct the day-to-day investment management of the Funds. Pursuant to the Sub-Advisers' respective "Sub-Advisory Agreements" with JNAM, the Sub-Advisers make the investment decisions for the Funds, including determinations as to the purchase and sale of securities for the Funds and the disposition of the assets for the Funds. JNAM, pursuant to exemptive relief granted by the SEC, is a "Manager of Managers," and monitors and reviews the performance of the Sub-Advisers and the Funds. JNAM does not make individual investment decisions on behalf of the Funds. JNAM does not have a portfolio management department and does not operate a trading desk. JNAM provides the Funds with various services, including, but not limited to, compliance, fund accounting, transfer agency services, due diligence, and administrative services.

II.  DELEGATION TO THE SUB-ADVISERS

JNAM is authorized to delegate, in whole or in part, its proxy voting authority to the Funds' Sub-Advisers, or other third party vendors, consistent with the policies set forth below. The Sub-Advisers are expected to identify and seek to obtain the optimal benefit for the Funds. JNAM believes that the Sub-Advisers generally are also best suited to evaluate and vote proxies for the securities they acquire for the Funds. Therefore, except as provided below, it is the JNAM's policy to delegate its proxy voting responsibility, as delegated to JNAM by the Funds' Board, to the Sub-Advisers of each Fund and to maintain substantial oversight to ensure that each Fund's Sub-Adviser has written policies that meet certain minimum standards, as follows:

A. The policies are expected to be reasonably designed to protect the best interests of the Fund.

B. JNAM expects that a Sub-Adviser's proxy voting guidelines will be set forth in sufficient detail. The proxy voting guidelines (or the Sub-Adviser's, through separate written means) should address at least the following issues:

     o The extent to which the Sub-Adviser delegates its proxy voting decisions to a third party, or relies on the recommendations of a third party;

     o    Policies   and   procedures   relating  to  matters  that  may  affect
          substantially the rights or privileges of the holders of securities to be voted; and

     o Policies regarding the extent to which the Sub-Adviser will support or give weight to the views of management of a portfolio company.

     The policies are expected to delineate procedures to be followed when a proxy vote presents a conflict between the interests of a Fund and the interests of its Sub-Adviser and/or its affiliates, and to resolve any conflicts of interest based on the best interests of the Fund. If the matter involves an issue that is specifically addressed in the Sub-Adviser's proxy voting policies, the proxy shall be cast in accordance with those policies.

C. To the extent that a Sub-Adviser identifies a material conflict of interest between itself and the interests of a Fund, the Sub-Adviser shall notify JNAM at least annually and confirm how the conflict was resolved.

D. Each Sub-Adviser is expected to deliver to JNAM, or its appointed vendor, its annual proxy voting record in a form suitable for filing on Form N-PX. This form shall include the following information:

     o    Name of the issuer of the portfolio security;
     o    Exchange ticker symbol of the portfolio security;
     o    The CUSIP number of the portfolio security;
     o    The shareholder meeting date;
     o    A brief identification of the matter voted on;
     o    Whether the matter was proposed by the issuer or by a security holder;
     o    Whether the registrant cast its vote on the matter;
     o    How the registrant cast its vote; and
     o    Whether the Sub-Adviser cast its vote for or against management.

E. JNAM shall report at least annually to the Funds' Board, on the Funds' proxy voting during that year, including the resolution of any conflicts of interest during that period, any votes cast in contravention of the Sub-Advisers' proxy voting policy, and any recommended changes in the Funds' proxy voting policies, and/or any recommended changes in the third party service providers.

III. RESERVATION OF JNAM'S AUTHORITY

JNAM shall annually review the proxy voting policies of each Sub-Adviser, and shall provide such policies annually to the Funds' Board for review. JNAM seeks to insure that the Sub-Advisers seek the best interests of the Funds in voting proxies for the Funds, as described herein.

In addition, JNAM recognizes that in certain circumstances, Sub-Advisers may wish to abstain from a proxy vote based on a cost benefit analysis that casting a vote would not be in the overall best interests of the Fund it sub-advises. In cases where the operational or other costs involved in voting a proxy outweigh potential benefits, JNAM shall permit a Sub-Adviser to abstain from voting. In particular, JNAM recognizes the following circumstances where voting might not be in the best interests of a Fund:

     o    Voting a proxy for securities held in a passively managed index fund;
     o Voting a proxy for certain foreign securities with "block out" or other restrictive features associated with proxy voting or which involve additional costs such as hiring a translator or traveling to the foreign country to vote the security in person; and
     o Voting a proxy for securities that have been loaned by the Fund and would have to be recalled in order to submit a proxy vote.

Further, JNAM reserves the right to vote proxies with respect to any portfolio of a Fund that is operated as "Funds of Funds" pursuant to Section 12(d)(1)(G) of the 1940 Act. Those portfolios invest solely in shares of other Funds. As a result, JNAM anticipates that all of the proposals to be voted on by the Fund of Funds portfolios will previously have been presented to the Funds' Board.

Accordingly, it is JNAM's policy to vote Fund shares held by the Fund of Funds portfolios in accordance with the recommendation of the relevant Funds' Board with respect to the proposal, provided that such proposal has been approved by a majority of the independent Managers/Trustees on the relevant Board. JNAM believes that since all of the Funds' Board comprises a majority of independent Managers/Trustees, this policy will obviate any potential conflicts of interest. JNAM will report to the Funds' Board at least annually, as set forth herein, with respect to JNAM's voting of proxies on behalf of the Fund of Funds portfolios.

IV.  RECORDKEEPING

Rule 30b1-4 under the 1940 Act requires each Fund to file its complete proxy voting record on an annual basis (for each reporting period ending June 30th) on Form N-PX no later than August 31st of each year. JNAM will prepare and file Form N-PX on behalf of the Funds based on proxy voting data collected by a third party service provider retained by JNAM and the Funds. In addition, JNAM will post this data on a public website, the address of which will be disclosed for the benefit of shareholders (contract holders) in the statement of additional information of any Fund filing its annual registration statement update.

SCHEDULE A

-------------------------------------------------------------------------------
JNAM Clients
-------------------------------------------------------------------------------
JNL SERIES TRUST
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JNL INVESTORS SERIES TRUST
-------------------------------------------------------------------------------
JNL VARIABLE FUND LLC
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JNLNY VARIABLE FUND I LLC
-------------------------------------------------------------------------------

                          MELLON FINANCIAL CORPORATION

                               PROXY VOTING POLICY
                               (Approved 09/08/06)



1. SCOPE OF POLICY - This Proxy Voting Policy has been adopted by the investment advisory subsidiaries of Mellon Financial Corporation ("Mellon"), the investment companies advised by such subsidiaries (the "Funds"), and the banking subsidiaries of Mellon (Mellon's investment advisory and banking subsidiaries are hereinafter referred to individually as a "Subsidiary" and collectively as the "Subsidiaries").

2. FIDUCIARY DUTY - We recognize that an investment adviser is a fiduciary that owes its clients a duty of utmost good faith and full and fair disclosure of all material facts. We further recognize that the right to vote proxies is an asset, just as the economic investment represented by the shares is an asset. An investment adviser's duty of loyalty precludes the adviser from subrogating its clients' interests to its own.
     Accordingly, in voting proxies, we will seek to act solely in the best financial and economic interests of our clients, including the Funds and their shareholders, and for the exclusive benefit of pension and other employee benefit plan participants. With regard to voting proxies of foreign companies, a Subsidiary weighs the cost of voting, and potential inability to sell, the shares against the benefit of voting the shares to determine whether or not to vote.

3. LONG-TERM PERSPECTIVE - We recognize that management of a publicly-held company may need protection from the market's frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services.

4. LIMITED ROLE OF SHAREHOLDERS - We believe that a shareholder's role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its managers and voting on matters which properly come to a shareholder vote. We will carefully review proposals that would limit shareholder control or could affect shareholder values.

5. ANTI-TAKEOVER PROPOSALS - We generally will oppose proposals that seem designed to insulate management unnecessarily from the wishes of a majority of the shareholders and that would lead to a determination of a company's future by a minority of its shareholders. We will generally support proposals that seem to have as their primary purpose providing management with temporary or short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors and otherwise achieve identified long-term goals to the extent such proposals are discrete and not bundled with other proposals.

6. "SOCIAL" ISSUES - On questions of social responsibility where economic performance does not appear to be an issue, we will attempt to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management's efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. We will pay particular attention to repeat issues where management has failed in the intervening period to take actions previously committed to.

     With respect to clients having investment policies that require proxies to be cast in a certain manner on particular social responsibility issues, proposals relating to such issues will be evaluated and voted separately by the client's portfolio manager in accordance with such policies, rather than pursuant to the procedures set forth in section 7.

7. PROXY VOTING PROCESS - Every voting proposal is reviewed, categorized and analyzed in accordance with our written guidelines in effect from time to time. Our guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized will be voted in accordance with any applicable guidelines or referred to the Mellon Proxy Policy Committee (the "Committee"), if the applicable guidelines so require. Proposals that cannot be categorized under the guidelines will be referred to the Committee for discussion and vote. Additionally, the Committee may review any proposal where it has identified a particular company, particular industry or particular issue for special scrutiny. The Committee will also consider specific interests and issues raised by a Subsidiary to the Committee, which interests and issues may require that a vote for an account managed by a Subsidiary be cast differently from the collective vote in order to act in the best interests of such account's beneficial owners.

8. MATERIAL CONFLICTS OF INTEREST - We recognize our duty to vote proxies in the best interests of our clients. We seek to avoid material conflicts of interest through the establishment of our Committee structure, which applies detailed, pre-determined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, we engage a third party as an independent fiduciary to vote all proxies for Mellon securities and Fund securities.

9. SECURITIES LENDING - We seek to balance the economic benefits of engaging in lending securities against the inability to vote on proxy proposals to determine whether to recall shares, unless a plan fiduciary retains the right to direct us to recall shares.

10. RECORDKEEPING - We will keep, or cause our agents to keep, the records for each voting proposal required by law.

11. DISCLOSURE - We will furnish a copy of this Proxy Voting Policy and any related procedures, or a description thereof, to investment advisory clients as required by law. In addition, we will furnish a copy of this Proxy Voting Policy, any related procedures, and our voting guidelines to investment advisory clients upon request. The Funds shall include this Proxy Voting Policy and any related procedures, or a description thereof, in their Statements of Additional Information, and shall disclose their proxy votes, as required by law. We recognize that the applicable trust or account document, the applicable client agreement, the Employee Retirement Income Security Act of 1974 (ERISA) and certain laws may require disclosure of other information relating to proxy voting in certain circumstances. This information will only be disclosed to those who have an interest in the account for which shares are voted, and after the shareholder meeting has concluded.

                            JNLNY VARIABLE FUND I LLC

                                     PART C
                                OTHER INFORMATION

Note: Items 23-30 have been answered with respect to all investment portfolios (Funds) of the Registrant.

Item 23.  Exhibits

       (a) Certificate of Formation of Registrant dated January 26, 1999, incorporated by reference to Registrant's Registration Statement filed with the Securities and Exchange Commission on May 27, 1999.

       (b)(1) Operating Agreement of Registrant, incorporated by reference to Registrant's Registration Statement filed with the Securities and Exchange Commission on May 27, 1999.

          (2) Operating Agreement of Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed with the Securities and Exchange Commission on December 28, 2001.

          (3) Operating Agreement of Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on October 14, 2003.

          (4) Operating Agreement of Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 26, 2005.

       (c)     Not Applicable

       (d)(1) Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, LLC dated May 14, 1999, incorporated by reference to Registrant's Registration Statement filed with the Securities and Exchange Commission on May 27, 1999.

          (2) Form of Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and First Trust Advisors L.P., incorporated by reference to Registrant's Registration Statement filed with the Securities and Exchange Commission on May 27, 1999.

          (3) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and First Trust Advisors L.P., dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed with the Securities and Exchange Commission on December 28, 2001.

          (4) Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No.1 filed with the Securities and Exchange Commission on December 28, 2001.

          (5) Amendment to the Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC dated May 16, 2002, incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed with the Securities and Exchange Commission on May 20, 2002.

          (6) Investment Sub-Advisory Agreement between Registrant and Jackson National Asset Management, LLC dated May 16, 2002, incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed with the Securities and Exchange Commission on May 20, 2002.

          (7) Amendment to Investment Advisory and Management Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on October 14, 2003.

          (8) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Curian Capital LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on October 14, 2003.

          (9) Amendment to Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed with the Securities Exchange Commission on February 27, 2004.

         (10) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed with the Securities Exchange Commission on February 27, 2004.

         (11) Form of Amendment to Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities Exchange Commission on April 29, 2004.

         (12) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities Exchange Commission on April 29, 2004.

         (13) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 9 filed with the Securities Exchange Commission on October 4, 2004.

         (14) Form of Amendment to Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 9 filed with the Securities Exchange Commission on October 4, 2004.

         (15) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 26, 2005.

         (16) Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC and Registrant, dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities Exchange Commission on December 16, 2005.

         (17) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities Exchange Commission on January 30, 2006.

         (18) Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC and Registrant, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities Exchange Commission on December 16, 2005.

         (19) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities Exchange Commission on January 30, 2006.

         (20) Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated April 30, 2007, attached hereto.

         (21) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated April 30, 2007, attached hereto.

       (e)(1) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company of New York and JNLNY Separate Account I dated May 14, 1999, incorporated by reference to Registrant's Registration Statement filed with the Securities and Exchange Commission on May 27, 1999.

          (2) Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on October 14, 2003.

          (3) Distribution Agreement between Registrant and Jackson National Life Distributors, Inc. dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed with the Securities and Exchange Commission on February 27, 2004.

          (4) Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities Exchange Commission on April 29, 2004.

          (5) Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 8 filed with the Securities Exchange Commission on June 28, 2004.

          (6) Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities Exchange Commission on October 4, 2005.

          (7) Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities Exchange Commission on January 30, 2006.

          (8) Form of Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated April 30, 2007, attached hereto.

       (f)     Not Applicable

       (g)(1) Delegation, Custody and Information Services Agreement between the Registrant and Boston Safe Deposit and Trust Company dated May 14, 1999, incorporated by reference to Registrant's Registration Statement filed with the Securities and Exchange Commission on May 27, 1999.

          (2) Form of Amended and Restated Mutual Fund Custody and Services Agreement between the Registrant and Boston Safe Deposit and Trust Company, dated May 1, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed with the Securities and Exchange Commission on December 28, 2001.

          (3) Amendment to Amended and Restated Mutual Fund Custody and Services Agreement between Registrant and Boston Safe Deposit and Trust Company, dated June 3, 2002, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on October 14, 2003.

          (4) Form of Mutual Fund Custody and Services Agreement between the Registrant and Curian Clearing, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on October 14, 2003.

          (5) Amendment to Amended and Restated Mutual Fund Custody and Services Agreement between Registrant and Boston Safe Deposit and Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on October 14, 2003.

          (6) Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company) dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed with the Securities Exchange Commission on February 27, 2004.

          (7) Form of Amendment to Amended and Restated Mutual Fund Custody and Service Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities Exchange Commission on April 29, 2004.

          (8) Form of Amendment to Amended and Restated Mutual Fund Custody and Service Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 8 filed with the Securities Exchange Commission on June 28, 2004.

          (9) Form of Amendment to Amended and Restated Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 26, 2005.

         (10) Form of Amendment to Amended and Restated Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated August 31, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities Exchange Commission on October 4, 2005.

         (11) Form of Amendment to Amended and Restated Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities Exchange Commission on October 4, 2005.

         (12) Form of Amendment to Amended and Restated Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities Exchange Commission on January 30, 2006.

         (13) Amendment to Amended and Restated Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated September 12, 2006, attached hereto.

         (14) Amendment to Amended and Restated Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated December 12, 2006, attached hereto.

         (15) Form of Amendment to Amended and Restated Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated April 30, 2007, attached hereto.

       (h)(1) Administration Agreement between Registrant and Jackson National Financial Services, LLC dated May 14, 1999, incorporated by reference to Registrant's Registration Statement filed with the Securities and Exchange Commission on May 27, 1999.

          (2) Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No.1 filed with the Securities and Exchange Commission on December 28, 2001.

          (3) Amendment to the Administration Agreement dated March 20, 2002, incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed with the Securities and Exchange Commission on May 20, 2002.

          (4) Amendment to the Administration Agreement dated May 16, 2002, incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed with the Securities and Exchange Commission on May 20, 2002.

          (5) Transfer Agency Agreement dated May 16, 2002, incorporated by reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 29, 2003.

          (6) Amendment to the Administration Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on October 14, 2003.

          (7) Amendment to the Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on October 14, 2003.

          (8) Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed with the Securities Exchange Commission on February 27, 2004.

          (9) Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed with the Securities Exchange Commission on February 27, 2004.

         (10) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities Exchange Commission on April 29, 2004.

         (11) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities Exchange Commission on April 29, 2004.

         (12) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 8 filed with the Securities Exchange Commission on June 28, 2004.

         (13) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 8 filed with the Securities Exchange Commission on June 28, 2004.

         (14) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated December 15, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 26, 2005.

         (15) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities Exchange Commission on October 4, 2005.

         (16) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities Exchange Commission on October 4, 2005.

         (17) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities Exchange Commission on January 30, 2006.

         (18) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities Exchange Commission on January 30, 2006.

         (19) Form of Plan of Reorganization between JNL Variable Fund LLC and JNLNY Variable Fund I LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities Exchange Commission on January 30, 2006.

         (20) Anti-Money Laundering Agreement between Registrant and Jackson, dated September 1, 2006, attached hereto.

         (21) Amendment to Administration Agreement between Jackson National Asset Management, LLC and Registrant, dated September 1, 2006, attached hereto.

         (22) Contact Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Insurance Company of New York and its Separate Accounts, dated October 16, 2006, attached hereto.

         (23) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated April 30, 2007, attached hereto.

         (24) Form of Amendment to Transfer Agency Agreement between Jackson National Asset Management, LLC and Registrant, dated April 30, 2007, attached hereto.

         (25)  Plan of Consolidation between JNL Variable Fund LLC and
               JNLNY Variable Fund I LLC,dated April 27, 2007, attached hereto.

       (i)     Opinion of Counsel, attached hereto.

       (j)     Auditor's Consent, attached hereto.

       (k)     Not Applicable

       (l)     Not Applicable

       (m)(1) Form of Rule 12b-1 Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on October 14, 2003.

          (2) Rule 12b-1 Plan adopted February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed with the Securities and Exchange Commission on February 27, 2004.

          (3) Form of Rule 12b-1 Plan, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities Exchange Commission on April 29, 2004.

          (4) Form of Rule 12b-1 Plan, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 8 filed with the Securities Exchange Commission on June 28, 2004.

          (5) Form of Rule 12b-1 Plan, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 26, 2005.

          (6) Form of Rule 12b-1 Plan, dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities Exchange Commission on October 4, 2005.

          (7) Form of Rule 12b-1 Plan, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities Exchange Commission on January 30, 2006.

          (8)  Form of Rule 12b-1 Plan, dated April 30, 2007, attached hereto.

       (n)(1) Form of Multiple Class Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on October 14, 2003.

          (2) Multiple Class Plan adopted February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed with the Securities Exchange Commission on February 27, 2004.

          (3) Form of Multiple Class Plan, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities Exchange Commission on April 29, 2004.

          (4) Form of Multiple Class Plan, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 8 filed with the Securities Exchange Commission on June 28, 2004.

          (5) Form of Multiple Class Plan, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 26, 2005.

          (6) Form of Multiple Class Plan, dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities Exchange Commission on October 4, 2005.

          (7) Form of Multiple Class Plan, dated May 1, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities Exchange Commission on January 30, 2006.

          (8) Form of Multiple Class Plan, dated April 30, 2006, attached hereto.

       (o)     Not Applicable

       (p)(1) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No.1 filed with the Securities and Exchange Commission on December 28, 2001.

          (2) First Trust Advisors, L.P. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No.1 filed with the Securities and Exchange Commission on December 28, 2001.

          (3) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 2 filed with the Securities and Exchange Commission on April 17, 2002.

          (4) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 4 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 29, 2003.

          (5) Curian Capital LLC's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on October 14, 2003.

          (6) Mellon Capital Management's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed with the Securities Exchange Commission on February 27, 2004.

          (7) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed with the Securities Exchange Commission on February 27, 2004.

          (8) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 26, 2005.

          (9) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities Exchange Commission on October 4, 2005.

         (10) Registrant's Section 406 of Sarbanes-Oxley of 2002 Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities Exchange Commission on December 16, 2005.

         (11) Mellon Capital Management Corporation's Code of Ethics, attached hereto.

Item 24. Persons controlled by or under Common Control with Registrant.

Jackson National Separate Account I
Jackson National Separate Account III
Jackson National Separate Account IV
Jackson National Separate Account V
JNLNY Separate Account I
JNLNY Separate Account II
JNLNY Separate Account IV

Item 25. Indemnification.

Article V of the Registrant's Operating Agreement provides the Registrant shall indemnify each current and former member of its Board and each of its officers (including persons who serve at the Registrant 's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all judgments, fines, settlements and expenses to the fullest extent authorized, and in the manner permitted, by applicable federal and state law, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil, criminal, administrative or investigative, and any appeal therefrom, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person.

The Registrant shall advance the expenses of Covered Persons who are parties to any Proceeding to the fullest extent authorized, and in the manner permitted, by applicable federal and state law. For purposes of this paragraph, "Proceeding" means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative. The Registrant shall indemnify each Covered Person against, or advance the expenses of any Covered Person for, the amount of any deductible provided in any liability insurance policy maintained by the Registrant.

The  foregoing  indemnification  arrangements  are subject to the  provisions of
Section 17(h) of the Investment Company Act of 1940.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to managers, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a manager, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such manager, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons' activities as officers, managers or employees of the Registrant.

Item 26. Business and Other Connections of Investment Adviser.

Incorporated herein by reference from the Prospectus and Statement of Additional Information relating to the Fund are the following: the description of the business of Jackson National Asset Management, LLC (JNAM) contained in the section entitled "Management of the Fund" of the Prospectus, and the biographical information pertaining to Messrs. Crowley, Henry, Rybak, McLellan, D'Annunzio, Bouchard, Nerud, Koors, Simon, Fredricks, Ms. Engler, Woodworth and Ms. Rhee, contained in the section entitled "Management of the Fund" and the description of JNAM contained in the section entitled "Investment Advisory and Other Services" of the Statement of Additional Information.

Directors and Officers of JNAM:

Name                                 Address                                Principal Occupation

Andrew B. Hopping                    1 Corporate Way                        Chairman (1/1/07 to Present), Managing
                                     Lansing, MI 48951                      Board Member (3/98 to Present)

Mark D. Nerud                        1 Corporate Way                        President (1/1/07 to present); Managing
                                     Lansing, MI 48951                      Board Member (1/1/07 to present)

Susan S. Rhee                        1 Corporate Way                        Secretary (1/00 to Present)
                                     Lansing, MI 48951                      Chief Legal Officer (7/04 to Present)

Steve Fredricks                      1 Corporate Way                        Chief Compliance Officer
                                     Lansing, MI 48951                      (2/05 to Present)

William V. Simon                     1 Corporate Way                        Vice President and Chief Operating
                                     Lansing, MI 48951                      Officer (1/07 to Present)

Daniel W. Koors                      1 Corporate Way                        Vice President and Chief Financial
                                     Lansing, MI 48951                      Officer (1/07 to Present)

Robert A. Fritts                     1 Corporate Way                        Board Member (11/03 to present)
                                     Lansing, MI 48951

Thomas J. Meyer                      1 Corporate Way                        Board Member (11/03 to present)
                                     Lansing, MI 48951

Mellon Capital Management Corporation, File No. 801-19785, the sub-adviser of the funds of the Fund, is primarily engaged in the business of rendering investment advisory services. Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of the sub-adviser and other required information.

Item 27. Principal Underwriters.

(a) Jackson National Life Distributors LLC acts as general distributor for the Registrant. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account V, the Jackson National Separate Account IV, the JNLNY Separate Account I, the JNLNY Separate Account II, the JNLNY Separate Account IV and JNL Series Trust.

(b)  Directors and Officers of Jackson National Life Distributors LLC.

Name and Business Address                               Positions and Offices with Underwriter

Michael A. Wells                                        Director
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                                       Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                                        Director, President and Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Nikhil Advani                                           Vice President
7601 Technology Way
Denver, CO 80237

Stephen M. Ash                                          Vice President
7601 Technology Way
Denver, CO 80237

Pamela Aurbach                                          Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker                                              Vice President
7601 Technology Way
Denver, CO 80237

Linda Baker                                             Vice President
7601 Technology Way
Denver, CO 80237

Janice Blanchard                                        Vice President
7601 Technology Way
Denver, CO 80237

William Britt                                           Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen                                             Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte                                            Executive Vice President
7601 Technology Way
Denver, CO 80237

Maura Collins                                           Vice President
7601 Technology Way
Denver, CO 80237

Robert DiNardo                                          Vice President
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald                                         Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley                                        Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez                                              Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant                                             Vice President
7601 Technology Way
Denver, CO 80237

Bonnie Howe                                             Vice President and Deputy General Counsel
7601 Technology Way
Denver, CO 80237

Thomas Hurley                                           Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones                                              Vice President
7601 Technology Way
Denver, CO 80237

Steve Kluever                                           Senior Vice President
7601 Technology Way
Denver, CO 80237

Brian Lane                                              Vice President
7601 Technology Way
Denver, CO 80237

James Livingston                                        Executive Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli                                           Vice President
7601 Technology Way
Denver, CO 80237

Susan McClure                                           Vice President
7601 Technology Way
Denver, CO 80237

James McCorkle                                          Vice President
7601 Technology Way
Denver, CO 80237

Brooke Meyer                                            Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer                                         Director and Secretary
1 Corporate Way
Lansing, MI 48951

Jack Mishler                                            Senior Vice President
7601 Technology Way
Denver, CO 80237

Peter Radloff                                           Vice President
7601 Technology Way
Denver, CO 80237

Justin Rafferty                                         Vice President
7601 Technology Way
Denver, CO 80237

Gregory B. Salsbury                                     Executive Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield                                      Vice President
7601 Technology Way
Denver, CO 80237

Greg Smith                                              Senior Vice President
7601 Technology Way
Denver, CO 80237

Sam Somuri                                              Vice President
7601 Technology Way
Denver, CO 80237

David Sprague                                           Senior Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky                                     Senior Vice President
7601 Technology Way
Denver, CO 80237

Doug Townsend                                           Vice President and Controller and FinOp
7601 Technology Way
Denver, CO 80237

C. Ray Trueblood                                        Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright                                           Vice President and Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright                                             Vice President
7601 Technology Way
Denver, CO 80237


Item 28. Location of Accounts and Records

Certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the physical possession of the Registrant at 1 Corporate Way, Lansing, Michigan 48951; certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the physical possession of the Registrant at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606; all other books, accounts and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), One Boston Place, Boston, Massachusetts 02108.

Item 29. Management Services.

         Not Applicable.

Item 30. Undertakings.

         Not Applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 20th day of April 2007.

                                  JNLNY VARIABLE FUND I LLC


                             By:  /S/ MARK D. NERUD BY SUSAN S. RHEE*
                                  -----------------------------------
                                  MARK D. NERUD
                                  President

     Pursuant to the requirements of the Securities Act this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/S/ Mark D. Nerud BY SUSAN S. RHEE*                           April 20, 2007
______________________________________________
Mark D. Nerud
President and Trustee

/S/ MICHELLE ENGLER BY SUSAN S. RHEE*                         April 20, 2007
______________________________________________
Michelle Engler
Trustee

/S/ MICHAEL BOUCHARD BY SUSAN S. RHEE*                        April 20, 2007
______________________________________________
Michael Bouchard
Trustee

/S/ DOMINIC D'ANNUNZIO BY SUSAN S. RHEE*                      April 20, 2007
______________________________________________
Dominic D'Annunzio
Trustee

/S/ WILLIAM J. CROWLEY, JR. BY SUSAN S. RHEE*                 April 20, 2007
______________________________________________
WILLIAM J. CROWLEY, JR.
Trustee

/S/ RICHARD D. MCLELLAN BY SUSAN S. RHEE*                     April 20, 2007
______________________________________________
Richard D. McLellan
Trustee

/S/ JAMES HENRY BY SUSAN S. RHEE*                             April 20, 2007
______________________________________________
JAMES HENRY
Trustee

/S/ WILLIAM R. RYBAK BY SUSAN S. RHEE*                        April 20, 2007
______________________________________________
WILLIAM R. RYBAK
Trustee

/S/ PATRICIA A. WOODWORTH BY SUSAN S. RHEE*                   April 20, 2007
______________________________________________
PATRICIA A. WOODWORTH
Trustee

/S/ DANIEL W. KOORS BY SUSAN S. RHEE*                         April 20, 2007
______________________________________________
DANIEL W. KOORS
Vice President, Chief Financial Officer and Treasurer

* Susan S. Rhee, Attorney In Fact

                                POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as managers of JNL VARIABLE FUND LLC (333-68105), a Delaware limited liability company, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of JNL Variable Fund LLC, hereby constitute and appoint Andrew B. Hopping, Susan S. Rhee, Thomas J. Meyer and Clark P. Manning, his/her attorney, with full power of substitution and re-substitution, for and in his/her name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he/she might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

     IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.

/S/ Michael J. Bouchard                                         January 1, 2007
______________________________________________
Michael J. Bouchard

/S/ William J. Crowley, Jr.                                     January 1, 2007
______________________________________________
William J. Crowley, Jr.

/S/ Dominic A. D'Annunzio                                       January 1, 2007
______________________________________________
Dominic A. D'Annunzio

/S/ James B. Henry                                              January 1, 2007
______________________________________________
James B. Henry

/S/ Michelle Engler                                             January 1, 2007
______________________________________________
Michelle Engler

/S/ RICHARD D. MCLELLAN                                         January 1, 2007
______________________________________________
Richard D. McLellan

/S/ MARK D. NERUD                                               January 1, 2007
______________________________________________
Mark D. Nerud

/S/ William R. Rybak                                            January 1, 2007
______________________________________________
William R. Rybak

/S/ Patricia A. Woodworth                                       January 1, 2007
______________________________________________
Patricia A. Woodworth

/S/ Daniel W. Koors                                             January 1, 2007
______________________________________________
Daniel W. Koors

                                  EXHIBIT LIST

EXHIBIT NUMBER 23  DESCRIPTION

          (d)(20) Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated April 30, 2007, attached hereto as EX-99.23(d)(20).

          (d)(21) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated April 30, 2007, attached hereto as EX-99.23(d)(21).

          (e)(8) Form of Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated April 30, 2007, attached hereto as EX-99.23(e)(8).

          (g)(13) Amendment to Amended and Restated Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated September 12, 2006, attached hereto as EX-99.23(g)(13).

          (g)(14) Amendment to Amended and Restated Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated December 12, 2006, attached hereto as EX-99.23(g)(14).

          (g)(15) Form of Amendment to Amended and Restated Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated April 30, 2007, attached hereto as EX-99.23(g)(15).

          (h)(20) Anti-Money Laundering Agreement between Registrant and Jackson, dated September 1, 2006, attached hereto as EX-99.23(h)(20).

          (h)(21) Amendment to Administration Agreement between Jackson National Asset Management, LLC and Registrant, dated September 1, 2006, attached hereto as EX-99.23(h)(21).

          (h)(22) Contact Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Insurance Company of New York and its Separate Accounts, dated October 16, 2006, attached hereto as EX-99.23(h)(22).

          (h)(23) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated April 30, 2007, attached hereto as EX-99.23(h)(23).

          (h)(24) Form of Amendment to Transfer Agency Agreement between Jackson National Asset Management, LLC and Registrant, dated April 30, 2007, attached hereto as EX-99.23(h)(24).

          (h)(25) Plan of Consolidation between JNL Variable Fund LLC and JNLNY Variable Fund I LLC, dated April 27, 2007, attached hereto as EX-99.23(h)(25).

          (i)      Opinion of Counsel, attached hereto as EX-99.23(i).

          (j)      Auditors Consent, attached hereto as EX-99.23(j).

          (m)(8) Form of Rule 12b-1 Plan, dated April 30, 2007, attached hereto as EX-99.23(m)(8).

          (n)(8) Form of Multiple Class Plan, dated April 30, 2006, attached hereto as EX-99.23(n)(8).

          (p)(11) Mellon Capital Management Corporation's Code of Ethics, attached hereto as EX-99.23(p)(11).